UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                      Investment Company Act file number 811-09525
                                                         ---------

                               Rydex Dynamic Funds
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
             -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                            ------------

                   Date of fiscal year end: December 31, 2006
                                            -----------------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 80.9%

FINANCIALS 18.0%
DIVERSIFIED FINANCIALS 4.7%
     Citigroup, Inc.                                   95,750     $   4,755,902
     Bank of America Corp.                             87,659         4,695,893
     J.P. Morgan Chase & Co.                           67,230         3,157,121
     Chicago Mercantile Exchange
       Holdings, Inc.+                                    690           329,992
     Moody's Corp.                                      4,592           300,225
     CIT Group, Inc.                                    3,850           187,226
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                         13,426,359
                                                                  -------------
INSURANCE 3.9%
     American International Group, Inc.                50,330         3,334,866
     MetLife, Inc.+                                    14,710           833,763
     Allstate Corp.                                    12,190           764,679
     Prudential Financial, Inc.                         9,390           715,987
     St. Paul Travelers Cos., Inc.                     13,382           627,482
     Hartford Financial Services
       Group, Inc.+                                     5,890           510,957
     AFLAC, Inc.                                        9,610           439,754
     Chubb Corp.                                        7,960           413,602
     Progressive Corp.                                 14,960           367,118
     Lincoln National Corp.+                            5,560           345,165
     ACE Ltd.                                           6,300           344,799
     Loews Corp.                                        8,850           335,415
     Genworth Financial, Inc. --
       Class A                                          8,810           308,438
     Marsh & McLennan Cos., Inc.                       10,660           300,079
     Principal Financial Group, Inc.+                   5,220           283,342
     XL Capital Ltd.                                    3,490           239,763
     Aon Corp.                                          6,090           206,268
     Ambac Financial Group, Inc.                        2,050           169,637
     Cincinnati Financial Corp.                         3,350           161,001
     MBIA, Inc.+                                        2,610           160,358
     SAFECO Corp.                                       2,250           132,593
     UnumProvident Corp.+                               6,630           128,556
     Torchmark Corp.                                    1,920           121,171
                                                                  -------------
TOTAL INSURANCE                                                      11,244,793
                                                                  -------------
BANKS 3.4%
     Wells Fargo & Co.                                 65,220         2,359,659
     Wachovia Corp.+                                   30,780         1,717,524
     U.S. Bancorp+                                     34,420         1,143,432
     SunTrust Banks, Inc.                               7,070           546,370
     BB&T Corp.                                        10,404           455,487

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     National City Corp.+                              11,710     $     428,586
     PNC Financial Services Group, Inc.                 5,701           412,980
     Fifth Third Bancorp+                              10,810           411,645
     Regions Financial Corp.+                           8,810           324,120
     KeyCorp                                            7,810           292,406
     North Fork Bancorporation, Inc.                    9,020           258,333
     Marshall & Ilsley Corp.+                           4,930           237,527
     AmSouth Bancorp                                    6,627           192,448
     Synovus Financial Corp.                            6,280           184,444
     M&T Bank Corp.+                                    1,500           179,940
     Comerica, Inc.                                     3,140           178,729
     Zions Bancorporation                               2,070           165,207
     Compass Bancshares, Inc.                           2,510           143,020
     Commerce Bancorp, Inc.+                            3,610           132,523
     Huntington Bancshares, Inc.                        4,600           110,078
     First Horizon National Corp.                       2,400            91,224
                                                                  -------------
TOTAL BANKS                                                           9,965,682
                                                                  -------------
CAPITAL MARKETS 3.0%
     Morgan Stanley                                    20,760         1,513,612
     Goldman Sachs Group, Inc.+                         8,360         1,414,261
     Merrill Lynch & Co., Inc.                         17,165         1,342,646
     Lehman Brothers Holdings, Inc.+                   10,400           768,144
     Bank of New York Co., Inc.                        14,780           521,143
     State Street Corp.                                 6,410           399,984
     Charles Schwab Corp.+                             20,030           358,537
     Franklin Resources, Inc.                           3,230           341,572
     Bear Stearns Cos., Inc.                            2,330           326,433
     Mellon Financial Corp.                             7,970           311,627
     Legg Mason, Inc.+                                  2,540           256,184
     T. Rowe Price Group, Inc.+                         5,068           242,504
     Ameriprise Financial, Inc.                         4,720           221,368
     Northern Trust Corp.+                              3,630           212,101
     E*Trade Financial Corp.*+                          8,270           197,818
     Janus Capital Group, Inc.+                         4,000            78,880
     Federated Investors, Inc. --
       Class B                                          1,750            59,168
                                                                  -------------
TOTAL CAPITAL MARKETS                                                 8,565,982
                                                                  -------------
THRIFTS & MORTGAGE FINANCE 1.3%
     Fannie Mae                                        18,750         1,048,312
     Freddie Mac                                       13,380           887,495
     Washington Mutual, Inc.+                          18,660           811,150
     Countrywide Financial Corp.+                      11,850           415,224
     Golden West Financial Corp.                        5,150           397,838


--------------------------------------------------------------------------------

DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Sovereign Bancorp, Inc.+                           6,949     $     149,473
     MGIC Investment Corp.+                             1,640            98,351
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      3,807,843
                                                                  -------------
REAL ESTATE 0.9%
     Simon Property Group, Inc.                         4,280           387,854
     Equity Residential+                                5,640           285,271
     ProLogis                                           4,750           271,035
     Equity Office Properties Trust+                    6,780           269,573
     Vornado Realty Trust+                              2,360           257,240
     Boston Properties, Inc.+                           2,210           228,381
     Archstone-Smith Trust                              4,150           225,926
     Public Storage, Inc.+                              2,350           202,077
     KIMCO Realty Corp.                                 4,190           179,625
     Plum Creek Timber Co., Inc.
       (REIT)                                           3,465           117,949
     Apartment Investment &
       Management Co. -- Class A                        1,890           102,835
     Realogy Corp.*                                     4,130            93,668
                                                                  -------------
TOTAL REAL ESTATE                                                     2,621,434
                                                                  -------------
CONSUMER FINANCE 0.8%
     American Express Co.                              23,534         1,319,787
     Capital One Financial Corp.+                       5,930           466,454
     SLM Corp.                                          7,940           412,721
                                                                  -------------
TOTAL CONSUMER FINANCE                                                2,198,962
                                                                  -------------
TOTAL FINANCIALS                                                     51,831,055
                                                                  -------------
INFORMATION TECHNOLOGY 12.3%
COMPUTERS & PERIPHERALS 2.9%
     International Business
       Machines Corp.                                  29,470         2,414,772
     Hewlett-Packard Co.                               53,050         1,946,404
     Apple Computer, Inc.*                             16,470         1,268,684
     Dell, Inc.*+                                      44,000         1,004,960
     EMC Corp.*                                        44,520           533,350
     Sun Microsystems, Inc.*                           67,970           337,811
     Network Appliance, Inc.*                           7,210           266,842
     SanDisk Corp.*+                                    3,800           203,452
     NCR Corp.*                                         3,485           137,588
     Lexmark International, Inc.*                       1,940           111,860
     QLogic Corp.*                                      3,090            58,401
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                         8,284,124
                                                                  -------------
SOFTWARE 2.8%
     Microsoft Corp.                                  167,280         4,571,762
     Oracle Corp.*                                     78,120         1,385,849
     Adobe Systems, Inc.*                              11,220           420,189
     Symantec Corp.*+                                  19,160           407,725

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Electronic Arts, Inc.*+                            5,940     $     330,739
     Intuit, Inc.*                                      6,620           212,436
     CA, Inc.                                           7,952           188,383
     Autodesk, Inc.*                                    4,494           156,301
     Citrix Systems, Inc.*+                             3,560           128,908
     BMC Software, Inc.*                                3,966           107,954
     Compuware Corp.*                                   7,210            56,166
     Novell, Inc.*                                      6,570            40,208
     Parametric Technology Corp.*                       2,160            37,714
                                                                  -------------
TOTAL SOFTWARE                                                        8,044,334
                                                                  -------------
COMMUNICATIONS EQUIPMENT 2.3%
     Cisco Systems, Inc.*                             118,230         2,719,290
     Motorola, Inc.                                    47,450         1,186,250
     Qualcomm, Inc.                                    31,989         1,162,800
     Corning, Inc.*                                    30,210           737,426
     Lucent Technologies, Inc.*+                       86,810           203,136
     Juniper Networks, Inc.*+                          10,960           189,389
     Avaya, Inc.*                                       8,850           101,244
     Tellabs, Inc.*                                     8,670            95,023
     Comverse Technology, Inc.*                         3,910            83,830
     JDS Uniphase Corp.*+                              32,630            71,460
     Ciena Corp.*+                                      1,636            44,573
     ADC Telecommunications, Inc.*                      2,270            34,050
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                        6,628,471
                                                                  -------------
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT 2.2%
     Intel Corp.                                      111,708         2,297,833
     Texas Instruments, Inc.+                          29,680           986,860
     Applied Materials, Inc.                           26,900           476,937
     Freescale Semiconductor, Inc. --
       Class B*+                                        7,860           298,759
     Broadcom Corp. -- Class A*+                        9,080           275,487
     Micron Technology, Inc.*+                         14,140           246,036
     Advanced Micro Devices, Inc.*                      9,410           233,838
     Nvidia Corp.*                                      6,830           202,100
     Analog Devices, Inc.                               6,830           200,734
     Linear Technology Corp.                            5,830           181,430
     Maxim Integrated Products, Inc.+                   6,210           174,315
     KLA-Tencor Corp.+                                  3,860           171,654
     Xilinx, Inc.                                       6,580           144,431
     National Semiconductor Corp.+                      5,772           135,815
     Altera Corp.*                                      6,960           127,925


--------------------------------------------------------------------------------

DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Novellus Systems, Inc.*+                           2,390     $      66,107
     LSI Logic Corp.*+                                  7,740            63,623
     Teradyne, Inc.*+                                   3,820            50,271
     PMC - Sierra, Inc.*+                               4,050            24,057
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         6,358,212
                                                                  -------------
INTERNET SOFTWARE & SERVICES 1.0%
     Google, Inc. -- Class A*                           4,130         1,659,847
     eBay, Inc.*                                       22,750           645,190
     Yahoo!, Inc.*+                                    24,080           608,743
     VeriSign, Inc.*                                    4,750            95,950
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                    3,009,730
                                                                  -------------
IT CONSULTING & SERVICES 0.8%
     First Data Corp.                                  14,820           622,440
     Automatic Data Processing, Inc.                   10,760           509,378
     Electronic Data Systems Corp.+                    10,030           245,936
     Paychex, Inc.                                      6,560           241,736
     Computer Sciences Corp.*                           3,330           163,570
     Fiserv, Inc.*+                                     3,370           158,693
     Affiliated Computer Services,
       Inc. -- Class A*                                 2,300           119,278
     Sabre Holdings Corp.                               2,550            59,644
     Convergys Corp.*                                   2,686            55,466
     Unisys Corp.*                                      6,660            37,696
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                        2,213,837
                                                                  -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
     Agilent Technologies, Inc.*                        7,920           258,905
     Molex, Inc.+                                       2,740           106,778
     Jabil Circuit, Inc.+                               3,580           102,280
     Symbol Technologies, Inc.+                         4,920            73,111
     Solectron Corp.*                                  17,710            57,735
     Tektronix, Inc.                                    1,624            46,982
     Sanmina-SCI Corp.*                                10,320            38,597
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                684,388
                                                                  -------------
OFFICE ELECTRONICS 0.1%
     Xerox Corp.*                                      18,950           294,862
                                                                  -------------
TOTAL OFFICE ELECTRONICS                                                294,862
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         35,517,958
                                                                  -------------
HEALTH CARE 10.3%
Pharmaceuticals 5.5%
     Pfizer, Inc.                                     141,220         4,004,999
     Johnson & Johnson, Inc.                           56,651         3,678,916
     Merck & Co., Inc.+                                42,150         1,766,085

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Abbott Laboratories                               29,590     $   1,436,891
     Wyeth                                             26,060         1,324,891
     Eli Lilly & Co.                                   19,046         1,085,622
     Bristol-Myers Squibb Co.                          38,090           949,203
     Schering-Plough Corp.                             28,690           633,762
     Allergan, Inc.                                     2,920           328,821
     Forest Laboratories, Inc.*                         6,156           311,555
     Barr Pharmaceuticals, Inc.*                        2,060           106,996
     Mylan Laboratories, Inc.+                          4,080            82,130
     King Pharmaceuticals, Inc.*                        4,710            80,211
     Watson Pharmaceuticals, Inc.*+                     1,980            51,817
                                                                  -------------
TOTAL PHARMACEUTICALS                                                15,841,899
                                                                  -------------
HEALTH CARE PROVIDERS & SERVICES 2.3%
     UnitedHealth Group, Inc.                          26,090         1,283,628
     WellPoint, Inc.*                                  12,000           924,600
     Cardinal Health, Inc.+                             7,850           516,059
     Caremark Rx, Inc.+                                 8,270           468,661
     Aetna, Inc.                                       10,607           419,507
     HCA, Inc.+                                         8,210           409,597
     Medco Health Solutions, Inc.*                      5,690           342,026
     McKesson Corp.                                     5,800           305,776
     CIGNA Corp.                                        2,150           250,088
     Humana, Inc.*                                      3,200           211,488
     Express Scripts, Inc.*                             2,670           201,558
     Quest Diagnostics, Inc.                            3,130           191,431
     AmerisourceBergen Corp.                            3,904           176,461
     Laboratory Corporation of
       America Holdings*+                               2,420           158,679
     Coventry Health Care, Inc.*+                       3,076           158,476
     IMS Health, Inc.                                   3,900           103,896
     Health Management Associates,
       Inc. -- Class A+                                 4,650            97,185
     Patterson Cos., Inc.*+                             2,690            90,411
     Manor Care, Inc.+                                  1,430            74,760
     Tenet Healthcare Corp.*+                           9,130            74,318
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                6,458,605
                                                                  -------------
HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
     Medtronic, Inc.+                                  22,257         1,033,615
     Baxter International, Inc.                        12,640           574,614
     Boston Scientific Corp.*                          22,809           337,345
     Becton, Dickinson & Co.                            4,740           334,976
     Zimmer Holdings, Inc.*+                            4,700           317,250


--------------------------------------------------------------------------------

DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Stryker Corp.                                      5,750     $     285,142
     St. Jude Medical, Inc.*                            6,830           241,031
     Fisher Scientific International,
       Inc.*                                            2,410           188,558
     Biomet, Inc.                                       4,740           152,581
     C.R. Bard, Inc.                                    2,000           150,000
     Thermo Electron Corp.*+                            3,050           119,957
     Hospira, Inc.*                                     3,040           116,341
     Waters Corp.*                                      1,980            89,654
     Millipore Corp.*+                                  1,030            63,139
     Bausch & Lomb, Inc.                                1,040            52,135
     PerkinElmer, Inc.                                  2,430            46,000
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                4,102,338
                                                                  -------------
BIOTECHNOLOGY 1.1%
     Amgen, Inc.*                                      22,670         1,621,585
     Gilead Sciences, Inc.*                             8,850           607,995
     Genzyme Corp.*+                                    5,060           341,398
     Biogen Idec, Inc.*                                 6,650           297,122
     Medimmune, Inc.*+                                  4,640           135,535
     Applera Corp. - Applied
       Biosystems Group                                 3,530           116,878
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                   3,120,513
                                                                  -------------
TOTAL HEALTH CARE                                                    29,523,355
                                                                  -------------
INDUSTRIALS 8.8%
INDUSTRIAL CONGLOMERATES 3.3%
     General Electric Co.                             199,943         7,057,988
     Tyco International Ltd.                           39,020         1,092,170
     3M Co.                                            14,590         1,085,788
     Textron, Inc.                                      2,450           214,375
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                        9,450,321
                                                                  -------------
AEROSPACE & DEFENSE 1.9%
     United Technologies Corp.                         19,590         1,241,026
     Boeing Co.                                        15,401         1,214,369
     Honeywell International, Inc.                     15,860           648,674
     Lockheed Martin Corp.                              6,900           593,814
     General Dynamics Corp.                             7,810           559,743
     Northrop Grumman Corp.                             6,670           454,027
     Raytheon Co.                                       8,690           417,207
     L-3 Communications Holdings,
       Inc.+                                            2,380           186,425
     Rockwell Collins, Inc.                             3,320           182,069
     Goodrich Corp.                                     2,420            98,058
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                             5,595,412
                                                                  -------------
MACHINERY 1.2%
     Caterpillar, Inc.+                                12,698           835,528
     Deere & Co.+                                       4,480           375,917

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Illinois Tool Works, Inc.                          8,140     $     365,486
     Danaher Corp.+                                     4,580           314,508
     Paccar, Inc.                                       4,830           275,407
     Ingersoll-Rand Co. -- Class A+                     6,227           236,501
     Eaton Corp.                                        2,910           200,353
     Dover Corp.                                        3,940           186,914
     ITT Industries, Inc.                               3,580           183,547
     Parker Hannifin Corp.                              2,330           181,111
     Cummins, Inc.+                                     1,020           121,615
     Pall Corp.                                         2,420            74,560
     Navistar International Corp.*                      1,190            30,726
                                                                  -------------
TOTAL MACHINERY                                                       3,382,173
                                                                  -------------
AIR FREIGHT & COURIERS 0.8%
     United Parcel Service, Inc. --
       Class B+                                        20,940         1,506,424
     FedEx Corp.                                        5,930           644,472
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                          2,150,896
                                                                  -------------
ROAD & RAIL 0.6%
     Burlington Northern Santa Fe
       Corp.                                            7,010           514,814
     Union Pacific Corp.+                               5,220           459,360
     Norfolk Southern Corp.+                            8,010           352,841
     CSX Corp.+                                         8,590           282,010
     Ryder System, Inc.                                 1,200            62,016
                                                                  -------------
TOTAL ROAD & RAIL                                                     1,671,041
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES 0.4%
     Waste Management, Inc.                            10,470           384,040
     Pitney Bowes, Inc.+                                4,290           190,347
     RR Donnelley & Sons Co.                            4,190           138,102
     Robert Half International, Inc.                    3,322           112,848
     Avery Dennison Corp.                               1,830           110,111
     Cintas Corp.                                       2,639           107,750
     Monster Worldwide, Inc.*                           2,490            90,113
     Equifax, Inc.                                      2,450            89,940
     Allied Waste Industries, Inc.*                     4,910            55,336
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,278,587
                                                                  -------------
ELECTRICAL EQUIPMENT 0.4%
     Emerson Electric Co.                               7,900           662,494
     Rockwell Automation, Inc.+                         3,414           198,354
     Cooper Industries Ltd. -- Class A                  1,770           150,839


--------------------------------------------------------------------------------

DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     American Power Conversion Corp.                    3,280     $      72,029
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                            1,083,716
                                                                  -------------
BUILDING PRODUCTS 0.1%
     Masco Corp.+                                       7,710           211,408
     American Standard Cos., Inc.                       3,380           141,859
                                                                  -------------
TOTAL BUILDING PRODUCTS                                                 353,267
                                                                  -------------
Airlines 0.1%
     Southwest Airlines Co.                            15,220           253,565
                                                                  -------------
TOTAL AIRLINES                                                          253,565
                                                                  -------------
Construction & Engineering 0.0%
     Fluor Corp.                                        1,700           130,713
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                        130,713
                                                                  -------------
TRADING COMPANIES & DISTRIBUTORS 0.0%
     W.W. Grainger, Inc.+                               1,460            97,849
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   97,849
                                                                  -------------
TOTAL INDUSTRIALS                                                    25,447,540
                                                                  -------------
CONSUMER DISCRETIONARY 8.2%
MEDIA 2.7%
     Comcast Corp. -- Class A*+                        40,530         1,493,530
     Time Warner, Inc.                                 78,770         1,435,977
     Walt Disney Co.                                   40,480         1,251,237
     News Corp. -- Class A                             45,260           889,359
     Viacom, Inc. - Class B*                           13,740           510,853
     CBS Corp.+                                        15,120           425,930
     McGraw-Hill Cos., Inc.                             6,820           395,765
     Omnicom Group, Inc.                                3,330           311,688
     Clear Channel Communications, Inc.+                9,610           277,249
     Gannett Co., Inc.+                                 4,582           260,395
     Univision Communications, Inc. --
       Class A*+                                        4,860           166,892
     Tribune Co.+                                       3,690           120,737
     Interpublic Group of Cos., Inc.*+                  8,540            84,546
     EW Scripps Co. -- Class A                          1,610            77,167
     New York Times Co. -- Class A+                     2,800            64,344
     Dow Jones & Co., Inc.+                             1,260            42,260
     Meredith Corp.                                       750            36,998
                                                                  -------------
TOTAL MEDIA                                                           7,844,927
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
SPECIALTY RETAIL 1.6%
     Home Depot, Inc.+                                 39,980     $   1,450,075
     Lowe's Cos., Inc.+                                29,590           830,296
     Best Buy Co., Inc.                                 7,870           421,517
     Staples, Inc.+                                    14,070           342,323
     TJX Cos., Inc.+                                    8,710           244,141
     Office Depot, Inc.*+                               5,490           217,953
     Bed Bath & Beyond, Inc.*                           5,470           209,282
     The Gap, Inc.                                     10,430           197,649
     Limited Brands, Inc.+                              6,580           174,304
     Sherwin-Williams Co.                               2,180           121,600
     AutoZone, Inc.*                                    1,020           105,366
     Tiffany & Co.+                                     2,680            88,976
     Circuit City Stores, Inc.+                         2,730            68,550
     AutoNation, Inc.*+                                 2,970            62,073
     OfficeMax, Inc.+                                   1,440            58,666
     RadioShack Corp.                                   2,630            50,759
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                4,643,530
                                                                  -------------
HOTELS, RESTAURANTS & LEISURE 1.3%
     McDonald's Corp.                                  23,750           929,100
     Starbucks Corp.*+                                 14,640           498,492
     Carnival Corp.+                                    8,620           405,398
     Yum! Brands, Inc.                                  5,240           272,742
     International Game Technology, Inc.+               6,570           272,655
     Marriott International, Inc. --
       Class A+                                         6,650           256,956
     Starwood Hotels & Resorts
       Worldwide, Inc.                                  4,220           241,342
     Harrah's Entertainment, Inc.+                      3,600           239,148
     Hilton Hotels Corp.+                               7,470           208,039
     Wendy's International, Inc.                        2,280           152,760
     Darden Restaurants, Inc.                           2,830           120,190
     Wyndham Worldwide Corp.*                           3,880           108,524
                                                                  -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   3,705,346
                                                                  -------------
Multiline Retail 1.0%
     Target Corp.                                      16,630           918,807
     Federated Department Stores, Inc.+                10,528           454,915
     Kohl's Corp.*                                      6,340           411,593
     J.C. Penney Holding Co., Inc.+                     4,335           296,471
     Sears Holdings Corp.*+                             1,610           254,525
     Nordstrom, Inc.                                    4,420           186,966
     Family Dollar Stores, Inc.                         2,940            85,966
     Dollar General Corp.                               6,040            82,325
     Big Lots, Inc.*                                    2,110            41,799


--------------------------------------------------------------------------------

DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Dillard's, Inc. -- Class A+                        1,170     $      38,294
                                                                  -------------
TOTAL MULTILINE RETAIL                                                2,771,661
                                                                  -------------
HOUSEHOLD DURABLES 0.5%
     Fortune Brands, Inc.                               2,920           219,321
     Newell Rubbermaid, Inc.+                           5,360           151,795
     Pulte Homes, Inc.+                                 4,100           130,626
     Whirlpool Corp.+                                   1,520           127,847
     D.R. Horton, Inc.+                                 5,280           126,456
     Lennar Corp. -- Class A+                           2,680           121,270
     Centex Corp.+                                      2,300           121,026
     Black & Decker Corp.                               1,430           113,471
     Harman International
       Industries, Inc.                                 1,260           105,134
     Leggett & Platt, Inc.                              3,502            87,655
     Stanley Works+                                     1,570            78,265
     KB HOME+                                           1,520            66,576
     Snap-On, Inc.                                      1,120            49,896
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                              1,499,338
                                                                  -------------
AUTOMOBILES 0.3%
     General Motors Corp.+                             10,950           364,197
     Harley-Davidson, Inc.                              5,080           318,770
     Ford Motor Co.+                                   36,430           294,719
                                                                  -------------
TOTAL AUTOMOBILES                                                       977,686
                                                                  -------------
TEXTILES & APPAREL 0.3%
     Nike, Inc. -- Class B+                             3,710           325,070
     Coach, Inc.*+                                      7,090           243,896
     VF Corp.+                                          1,720           125,474
     Liz Claiborne, Inc.+                               2,000            79,020
     Jones Apparel Group, Inc.                          2,190            71,044
                                                                  -------------
TOTAL TEXTILES & APPAREL                                                844,504
                                                                  -------------
LEISURE EQUIPMENT & PRODUCTS 0.1%
     Mattel, Inc.                                       7,320           144,204
     Eastman Kodak Co.+                                 5,560           124,544
     Hasbro, Inc.                                       3,170            72,117
     Brunswick Corp.+                                   1,800            56,142
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      397,007
                                                                  -------------
AUTO COMPONENTS 0.1%
     Johnson Controls, Inc.+                            3,790           271,895
     Goodyear Tire & Rubber Co.*+                       3,430            49,735
                                                                  -------------
TOTAL AUTO COMPONENTS                                                   321,630
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES 0.1%
     H&R Block, Inc.                                    6,233           135,506

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Apollo Group, Inc. -- Class A*                     2,710     $     133,440
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    268,946
                                                                  -------------
INTERNET & CATALOG RETAIL 0.1%
     Amazon.com, Inc.*                                  6,090           195,611
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                         195,611
                                                                  -------------
DISTRIBUTORS 0.1%
     Genuine Parts Co.                                  3,315           142,976
                                                                  -------------
TOTAL DISTRIBUTORS                                                      142,976
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         23,613,162
                                                                  -------------
CONSUMER STAPLES 7.8%
FOOD & DRUG RETAILING 1.9%
     Wal-Mart Stores, Inc.                             47,635         2,349,358
     Walgreen Co.+                                     19,520           866,493
     CVS Corp.                                         15,910           511,029
     Costco Wholesale Corp.+                            9,060           450,101
     Sysco Corp.+                                      11,980           400,731
     Kroger Co.+                                       13,990           323,729
     Safeway, Inc.                                      8,610           261,313
     Whole Foods Market, Inc.+                          2,730           162,244
     Supervalu, Inc.                                    4,100           121,565
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                           5,446,563
                                                                  -------------
HOUSEHOLD PRODUCTS 1.8%
     Procter & Gamble Co.                              61,490         3,811,150
     Colgate-Palmolive Co.                             10,000           621,000
     Kimberly-Clark Corp.+                              8,870           579,743
     Clorox Co.                                         2,930           184,590
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                              5,196,483
                                                                  -------------
BEVERAGES 1.8%
     PepsiCo, Inc.                                     31,930         2,083,752
     Coca-Cola Co.                                     39,470         1,763,520
     Anheuser-Busch Cos., Inc.                         14,890           707,424
     Constellation Brands, Inc. --
       Class A*                                         4,080           117,422
     Brown-Forman Corp. -- Class B                      1,520           116,508
     Coca-Cola Enterprises, Inc.                        5,341           111,253
     Pepsi Bottling Group, Inc.                         2,630            93,365
     Molson Coors Brewing Co. --
       Class B+                                           880            60,632
                                                                  -------------
TOTAL BEVERAGES                                                       5,053,876
                                                                  -------------
TOBACCO 1.2%
     Altria Group, Inc.                                40,550         3,104,103
     Reynolds American, Inc.                            3,322           205,864
     UST, Inc.+                                         3,110     $     170,521
                                                                  -------------
TOTAL TOBACCO                                                         3,480,488
                                                                  -------------


--------------------------------------------------------------------------------

DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
FOOD PRODUCTS 0.9%
     Archer-Daniels-Midland Co.                        12,700           481,076
     General Mills, Inc.+                               6,830           386,578
     H.J. Heinz Co.                                     6,420           269,191
     ConAgra Foods, Inc.+                               9,893           242,181
     Kellogg Co.+                                       4,840           239,677
     Sara Lee Corp.                                    14,720           236,550
     WM Wrigley Jr Co.                                  4,252           195,847
     Hershey Co.+                                       3,400           181,730
     Campbell Soup Co.+                                 4,470           163,155
     Dean Foods Co.*                                    2,590           108,832
     McCormick & Co., Inc.                              2,550            96,849
     Tyson Foods, Inc. -- Class A+                      4,880            77,494
                                                                  -------------
TOTAL FOOD PRODUCTS                                                   2,679,160
                                                                  -------------
PERSONAL PRODUCTS 0.2%
     Avon Products, Inc.                                8,670           265,822
     Estee Lauder Cos., Inc. --
       Class A+                                         2,500           100,825
     Alberto-Culver Co. -- Class B                      1,510            76,391
                                                                  -------------
TOTAL PERSONAL PRODUCTS                                                 443,038
                                                                  -------------
TOTAL CONSUMER STAPLES                                               22,299,608
                                                                  -------------
ENERGY 7.6%
OIL & GAS 6.2%
     Exxon Mobil Corp.+                               115,140         7,725,894
     Chevron Corp.+                                    42,570         2,761,090
     ConocoPhillips                                    31,910         1,899,602
     Occidental Petroleum Corp.                        16,690           802,956
     Valero Energy Corp.                               11,870           610,949
     Devon Energy Corp.                                 8,540           539,301
     Marathon Oil Corp.+                                6,940           533,686
     Apache Corp.                                       6,380           403,216
     Anadarko Petroleum Corp.                           8,900           390,087
     EOG Resources, Inc.+                               4,700           305,735
     XTO Energy, Inc.+                                  7,080           298,281
     Williams Cos., Inc.                               11,540           275,460
     Kinder Morgan, Inc.                                2,080           218,088
     Chesapeake Energy Corp.+                           7,330           212,423
     Hess Corp.+                                        4,670           193,431
     El Paso Corp.                                     13,480           183,867
     Murphy Oil Corp.+                                  3,620           172,131
     Sunoco, Inc.                                       2,526           157,092
     Consol Energy, Inc.                                3,550           112,642
                                                                  -------------
TOTAL OIL & GAS                                                      17,795,931
                                                                  -------------
ENERGY EQUIPMENT & SERVICES 1.4%
     Schlumberger Ltd.+                                22,930     $   1,422,348
     Halliburton Co.                                   19,970           568,146
     Transocean, Inc.*                                  6,099           446,630
     Baker Hughes, Inc.                                 6,370           434,434

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Weatherford International Ltd.*                    6,700           279,524
     National-Oilwell Varco, Inc.*+                     3,400           199,070
     Nabors Industries Ltd.*+                           6,120           182,070
     BJ Services Co.                                    5,790           174,453
     Noble Corp.+                                       2,660           170,719
     Smith International, Inc.                          3,880           150,544
     Rowan Cos., Inc.                                   2,140            67,688
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     4,095,626
                                                                  -------------
TOTAL ENERGY                                                         21,891,557
                                                                  -------------
TELECOMMUNICATION SERVICES 2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
     AT&T, Inc.+                                       75,230         2,449,489
     Verizon Communications, Inc.+                     56,143         2,084,590
     BellSouth Corp.                                   35,170         1,503,517
     Qwest Communications
       International, Inc.*+                           31,000           270,320
     Embarq Corp.                                       2,890           139,789
     Windstream Corp.+                                  9,180           121,084
     CenturyTel, Inc.+                                  2,250            89,258
     Citizens Communications Co.                        6,210            87,188
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          6,745,235
                                                                  -------------
WIRELESS TELECOMMUNICATION SERVICES 0.5%
     Sprint Nextel Corp.+                              57,860           992,299
     Alltel Corp.                                       7,520           417,360
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                             1,409,659
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      8,154,894
                                                                  -------------
UTILITIES 2.8%
ELECTRIC UTILITIES 1.4%
     Exelon Corp.+                                     12,970           785,204
     TXU Corp.                                          8,940           558,929
     Southern Co.+                                     14,380           495,535
     FirstEnergy Corp.                                  6,390           356,945


--------------------------------------------------------------------------------

DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     FPL Group, Inc.                                    7,830     $     352,350
     Entergy Corp.                                      4,040           316,049
     American Electric Power Co., Inc.                  7,630           277,503
     Edison International+                              6,310           262,748
     PPL Corp.                                          7,380           242,802
     Progress Energy, Inc.+                             4,910           222,816
     Allegheny Energy, Inc.*                            3,190           128,142
     Pinnacle West Capital Corp.+                       1,930            86,947
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                              4,085,970
                                                                  -------------
MULTI-UTILITIES 1.3%
     Duke Energy Corp.                                 24,270           732,954
     Dominion Resources, Inc.+                          6,830           522,427
     Public Service Enterprise Group,
       Inc.                                             4,880           298,607
     PG&E Corp.+                                        6,740           280,721
     AES Corp.*                                        12,810           261,196
     Sempra Energy+                                     5,060           254,265
     Consolidated Edison, Inc.+                         4,770           220,374
     Ameren Corp.                                       3,990           210,632
     Constellation Energy Group, Inc.                   3,480           206,016
     Xcel Energy, Inc.+                                 7,860           162,309
     DTE Energy Co.+                                    3,440           142,794
     KeySpan Corp.                                      3,390           139,465
     NiSource, Inc.                                     5,280           114,787
     CenterPoint Energy, Inc.+                          6,040            86,493
     TECO Energy, Inc.                                  4,050            63,382
     CMS Energy Corp.*+                                 4,290            61,948
     Dynegy, Inc. -- Class A*                           7,330            40,608
                                                                  -------------
TOTAL MULTI-UTILITIES                                                 3,798,978
                                                                  -------------
GAS UTILITIES 0.1%
     Nicor, Inc.+                                         860            36,774
     Peoples Energy Corp.                                 752            30,569
                                                                  -------------
TOTAL GAS UTILITIES                                                      67,343
                                                                  -------------
TOTAL UTILITIES                                                       7,952,291
                                                                  -------------
MATERIALS 2.3%
CHEMICALS 1.2%
     E.I. du Pont de Nemours and Co.+                  17,850           764,694
     Dow Chemical Co.+                                 18,580           724,249
     Monsanto Co.                                      10,510           494,075
     Praxair, Inc.                                      6,240           369,159
     Air Products & Chemicals, Inc.                     4,270           283,400
     PPG Industries, Inc.                               3,203           214,857
     Ecolab, Inc.+                                      3,456           147,986
     Rohm & Haas Co.                                    2,780           131,633

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Sigma-Aldrich Corp.+                               1,290     $      97,614
     Eastman Chemical Co.                               1,591            85,946
     Ashland, Inc.                                      1,230            78,449
     International Flavors &
       Fragrances, Inc.                                 1,530            60,496
     Hercules, Inc.*+                                   2,200            34,694
                                                                  -------------
TOTAL CHEMICALS                                                       3,487,252
                                                                  -------------
METALS & MINING 0.7%
     Alcoa, Inc.                                       16,790           470,792
     Newmont Mining Corp.                               8,710           372,352
     Phelps Dodge Corp.                                 3,950           334,565
     Nucor Corp.+                                       5,970           295,455
     Freeport-McMoRan Copper & Gold,
       Inc. -- Class B+                                 3,800           202,388
     United States Steel Corp.+                         2,380           137,278
     Allegheny Technologies, Inc.+                      1,950           121,271
                                                                  -------------
TOTAL METALS & MINING                                                 1,934,101
                                                                  -------------
PAPER & FOREST PRODUCTS 0.2%
     International Paper Co.+                           8,795           304,571
     Weyerhaeuser Co.                                   4,770           293,498
     MeadWestvaco Corp.+                                3,510            93,050
     Louisiana-Pacific Corp.                            2,040            38,291
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                           729,410
                                                                  -------------
CONTAINERS & PACKAGING 0.1%
     Sealed Air Corp.                                   1,570            84,969
     Temple-Inland, Inc.+                               2,110            84,611
     Ball Corp.                                         2,020            81,709
     Pactiv Corp.*                                      2,670            75,881
     Bemis Co.                                          2,030            66,706
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            393,876
                                                                  -------------
CONSTRUCTION MATERIALS 0.1%
     Vulcan Materials Co.                               1,865           145,936
                                                                  -------------
TOTAL CONSTRUCTION MATERIALS                                            145,936
                                                                  -------------
Total Materials                                                       6,690,575
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $158,140,531)                                              232,921,995


--------------------------------------------------------------------------------

DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                  FACE AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 13.9%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $ 23,139,196     $  23,139,196
Lehman Brothers, Inc. at
  5.00% due 10/02/06+                               9,211,737         9,211,737
Mizuho Financial Group
  4.95% due 10/02/06                                7,713,066         7,713,066
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $40,063,999)                                                40,063,999
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.5%
Investment in Securities Lending Short Term
     Investment Portfolio held by
       U.S. Bancorp                                   33,094,574     33,094,574
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $33,094,574)                                                   33,094,574
                                                                  =============
TOTAL INVESTMENTS 106.3%
   (Cost $231,299,104)                                            $ 306,080,568
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (6.3)%                                                $ (18,080,068)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 288,000,500
                                                                  -------------

                                                                     UNREALIZED
                                                    CONTRACTS        GAIN(LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 S&P 500 Index Mini
Futures Contracts
   (Aggregate Market Value $83,240,025)                 1,238     $   1,502,596
                                                                  -------------

                                                   UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS

December 2006 S&P 500 Index Swap,
Maturing 12/28/06**
   (Notional Market Value $239,375,063)               179,193     $    (561,046)
December 2006 S&P 500 Index Swap,
Maturing 12/14/06**
   (Notional Market Value $21,229,598)                 15,892           213,461
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE $260,604,661)                        $    (347,585)
                                                                  =============

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

INVERSE DYNAMIC S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 53.3%
Farmer Mac*
   5.14% due 12/19/06                            $ 50,000,000     $  49,443,167
Federal Home Loan Bank*
   5.15% due 10/04/06                              50,000,000        49,985,708
   5.15% due 10/13/06                              50,000,000        49,921,396
   5.13% due 11/13/06                              25,000,000        24,850,375
   5.13% due 11/15/06                              25,000,000        24,843,250
Freddie Mac*
   5.13% due 12/26/06                              25,000,000        24,697,187
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $223,741,083)                                              223,741,083
                                                                  -------------

                                                    CONTRACTS
-------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
   November 2006 S&P 500 Index
   Futures Contracts
     Expiring November 2006 with
     strike price of 160                                  500                --
TOTAL OPTIONS PURCHASED
   (Cost $8,275)                                                             --
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 52.7%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $ 69,157,744        69,157,744
Lehman Brothers, Inc. at
  5.00% due 10/02/06+                              79,446,589        79,446,589
Mizuho at
  4.95% due 10/02/06                               23,052,582        23,052,582
Credit Suisse at
  4.94% due 10/02/06+                            $ 49,165,331     $  49,165,331
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $220,822,246)                                              220,822,246
                                                                  -------------

                                                      FACE           MARKET
                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------
TOTAL INVESTMENTS 106.0%
   (Cost $444,571,604)                                            $ 444,563,329

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (6.0)%                                                $ (25,176,989)
                                                                  -------------

NET ASSETS - 100.0%                                               $ 419,386,340
                                                                  -------------

                                                                  UNREALIZED
                                                 CONTRACTS        GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 S&P 500 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $50,091,938)                                 745     $      36,230
                                                                  -------------

                                                                  UNREALIZED
                                                 UNITS            GAIN (LOSS)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2006 S&P 500 Index Swap,
Maturing 12/14/06**
   (Notional Market Value $513,924,624)               384,717     $  (5,697,362)
December 2006 S&P 500 Index Swap,
Maturing 12/27/06**
   (Notional Market Value $273,577,336)               204,796           719,840
                                                                  -------------
(TOTAL NOTIONAL MARKET VALUE $787,501,960)                        $  (4,977,522)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

DYNAMIC OTC MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 75.1%

INFORMATION TECHNOLOGY 47.1%
   SOFTWARE 13.2%
   Microsoft Corp.+                                   824,130     $  22,523,473
   Oracle Corp.*                                      525,160         9,316,338
   Symantec Corp.*+                                   248,434         5,286,676
   Adobe Systems, Inc.*+                              136,330         5,105,558
   Electronic Arts, Inc.*+                             74,252         4,134,351
   Intuit, Inc.*                                      104,000         3,337,360
   Autodesk, Inc.*+                                    57,560         2,001,937
   Citrix Systems, Inc.*+                              52,448         1,899,142
   BEA Systems, Inc.*+                                 87,290         1,326,808
   Cadence Design Systems, Inc.*+                      70,600         1,197,376
   Check Point Software Technologies
       Ltd.*+                                          56,590         1,078,040
   Red Hat, Inc.*+                                     45,032           949,275
   Activision, Inc.*+                                  60,130           907,963
                                                                  -------------

TOTAL SOFTWARE                                                       59,064,297
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 8.8%
   Qualcomm, Inc.+                                    478,510        17,393,839
   Cisco Systems, Inc.*+                              523,830        12,048,090
   Research In Motion, Ltd.*                           44,821         4,601,324
   Juniper Networks, Inc.*+                            89,300         1,543,104
   Comverse Technology, Inc.*                          50,373         1,079,997
   JDS Uniphase Corp.*+                               465,234         1,018,862
   Telefonaktiebolaget LM Ericsson --
       SP ADR+                                         25,070           863,662
   Tellabs, Inc.*                                      61,290           671,738
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                       39,220,616
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 8.7%
   Intel Corp.                                        485,110         9,978,713
   Applied Materials, Inc.                            190,530         3,378,097
   Broadcom Corp. -- Class A*+                        102,727         3,116,737
   Linear Technology Corp.+                            97,470         3,033,266
   Maxim Integrated Products, Inc.+                   107,934         3,029,707
   Marvell Technology Group Ltd.*+                    134,116         2,597,827
   KLA-Tencor Corp.+                                   57,868         2,573,390
   Nvidia Corp.*                                       83,144         2,460,231
   Xilinx, Inc.+                                      108,290         2,376,966
   Altera Corp.*+                                     121,300         2,229,494

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Lam Research Corp.*+                                35,181     $   1,594,755
   Microchip Technology, Inc.                          42,919         1,391,434
   ATI Technologies, Inc.*                             59,927         1,285,434
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        39,046,051
                                                                  -------------

   COMPUTERS & PERIPHERALS 7.7%
   Apple Computer, Inc.*+                             285,754        22,011,631
   Dell, Inc.*+                                       200,720         4,584,445
   Network Appliance, Inc.*                            93,320         3,453,773
   SanDisk Corp.*+                                     43,306         2,318,603
   Sun Microsystems, Inc.*                            366,200         1,820,014
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                        34,188,466
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 6.0%
   Google, Inc. -- Class A*+                           32,031        12,873,259
   eBay, Inc.*                                        253,542         7,190,451
   Yahoo!, Inc.*+                                     159,470         4,031,401
   Akamai Technologies, Inc.*+                         35,820         1,790,642
   VeriSign, Inc.*                                     55,010         1,111,202
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                   26,996,955
                                                                  -------------

   IT CONSULTING & SERVICES 2.0%
   Paychex, Inc.                                       86,696         3,194,748
   Fiserv, Inc.*                                       52,350         2,465,161
   Cognizant Technology Solutions
       Corp. -- Class A*                               32,979         2,442,425
   CheckFree Corp.*+                                   20,932           864,910
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        8,967,244
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
   Flextronics International Ltd.*                    150,806         1,906,188
   CDW Corp.+                                          19,470         1,200,909
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              3,107,097
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                        210,590,726
                                                                  -------------

CONSUMER DISCRETIONARY 11.9%
   MEDIA 4.0%
   Comcast Corp. -- Class A*+                         229,741         8,465,956
   NTL, Inc.                                           85,150         2,165,365


--------------------------------------------------------------------------------

DYNAMIC OTC MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   EchoStar Communications Corp.*                      51,170     $   1,675,306
   Sirius Satellite Radio, Inc.*+                     365,430         1,428,831
   Liberty Global, Inc. -- Class A*+                   54,600         1,405,404
   Lamar Advertising Co. -- Class A*+                  19,890         1,062,325
   XM Satellite Radio Holdings, Inc.*                  66,420           856,154
   Discovery Holding Co. -- Class A*                   57,170           826,678
                                                                  -------------

TOTAL MEDIA                                                          17,886,019
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 2.3%
   Starbucks Corp.*+                                  252,480         8,596,944
   Wynn Resorts Ltd.*+                                 26,409         1,796,076
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                  10,393,020
                                                                  -------------

   SPECIALTY RETAIL 2.0%
   Bed Bath & Beyond, Inc.*                            91,162         3,487,858
   Staples, Inc.                                      117,205         2,851,598
   Petsmart, Inc.+                                     33,333           924,991
   Ross Stores, Inc.+                                  33,790           858,604
   Urban Outfitters, Inc.*+                            41,606           736,010
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                8,859,061
                                                                  -------------

   MULTILINE RETAIL 1.4%
   Sears Holdings Corp.*+                              38,690         6,116,502
                                                                  -------------

TOTAL MULTILINE RETAIL                                                6,116,502
                                                                  -------------

   INTERNET & CATALOG RETAIL 1.2%
   IAC/InterActiveCorp*+                               74,770         2,150,385
   Amazon.com, Inc.*+                                  66,807         2,145,841
   Expedia, Inc.*+                                     79,000         1,238,720
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                       5,534,946
                                                                  -------------

   HOUSEHOLD DURABLES 0.5%
   Garmin Ltd.+                                        48,322         2,357,147
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              2,357,147
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Apollo Group, Inc. -- Class A*+                     42,001     $   2,068,129
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,068,129
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         53,214,824
                                                                  -------------

HEALTH CARE 10.7%
   BIOTECHNOLOGY 7.4%
   Amgen, Inc.*+                                      131,040         9,373,291
   Gilead Sciences, Inc.*+                            108,060         7,423,722
   Genzyme Corp.*+                                     78,703         5,310,091
   Biogen Idec, Inc.*+                                 89,711         4,008,288
   Celgene Corp.*+                                     83,529         3,616,806
   Medimmune, Inc.*+                                   61,540         1,797,583
   Amylin Pharmaceuticals, Inc.*+                      28,700         1,264,809
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                  32,794,590
                                                                  -------------

   PHARMACEUTICALS 1.4%
   Teva Pharmaceutical Industries
       Ltd. -- SP ADR+                                147,930         5,042,934
   Sepracor, Inc.*+                                    25,478         1,234,154
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 6,277,088
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Biomet, Inc.+                                       79,180         2,548,804
   DENTSPLY International, Inc.+                       35,470         1,068,002
   Intuitive Surgical, Inc.*                            8,826           930,702
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                4,547,508
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 0.9%
   Express Scripts, Inc.*                              29,520         2,228,465
   Patterson Cos., Inc.*+                              32,000         1,075,520
   Lincare Holdings, Inc.*                             21,700           751,688
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                4,055,673
                                                                  -------------

TOTAL HEALTH CARE                                                    47,674,859
                                                                  -------------


--------------------------------------------------------------------------------

DYNAMIC OTC MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 3.2%
   MACHINERY 1.1%
   Paccar, Inc.                                        67,120     $   3,827,182
   Joy Global, Inc.                                    27,990         1,052,704
                                                                  -------------

TOTAL MACHINERY                                                       4,879,886
                                                                  -------------

   AIR FREIGHT & COURIERS 0.9%
   Expeditors International
       Washington, Inc.+                               50,294         2,242,107
   CH Robinson Worldwide, Inc.+                        40,233         1,793,587
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                          4,035,694
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.7%
   Cintas Corp.                                        46,310         1,890,837
   Monster Worldwide, Inc.*                            31,510         1,140,347
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,031,184
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.                                        34,652         1,336,528
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                1,336,528
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.2%
   American Power Conversion Corp.+                    45,990         1,009,940
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                            1,009,940
                                                                  -------------

TOTAL INDUSTRIALS                                                    14,293,232
                                                                  -------------

CONSUMER STAPLES 1.1%
   FOOD & DRUG RETAILING 1.1%
   Costco Wholesale Corp.*+                            59,200         2,941,056
   Whole Foods Market, Inc.+                           33,259         1,976,582
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                           4,917,638
                                                                  -------------

TOTAL CONSUMER STAPLES                                                4,917,638
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.7%
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   NII Holdings, Inc. -- Class B*+                     36,060     $   2,241,489
   Millicom International Cellular
       SA*+                                            23,340           955,073
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             3,196,562
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      3,196,562
                                                                  -------------

MATERIALS 0.2%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                15,310         1,158,508
                                                                  -------------

TOTAL CHEMICALS                                                       1,158,508
                                                                  -------------

TOTAL MATERIALS                                                       1,158,508
                                                                  -------------

ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Patterson-UTI Energy, Inc.+                         40,280           957,053
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       957,053
                                                                  -------------

TOTAL ENERGY                                                            957,053
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $208,671,176)                                              336,003,402
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 24.7%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $ 63,025,529        63,025,529
Lehman Brothers, Inc. at
  5.00% due 10/02/06++                             26,250,119        26,250,119


--------------------------------------------------------------------------------

DYNAMIC OTC MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Mizuho Financial Group, Inc. at
  4.95% due 10/02/06                             $ 21,008,510     $  21,008,510
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $110,284,158)                                              110,284,158
                                                                  -------------

SECURITIES LENDING COLLATERAL 18.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
       Bancorp                                     81,910,606        81,910,606
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $81,910,606)                                                   81,910,606
                                                                  -------------

TOTAL INVESTMENTS 118.1%
   (Cost $400,865,940)                                            $ 528,198,166
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.1)%                                               $ (81,080,266)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 447,117,900

                                                                     UNREALIZED
                                                    CONTRACTS        GAIN(LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $209,954,365)                              6,287     $   1,535,735
                                                                  -------------

                                                        UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2006 Nasdaq 100 Index Swap,
Maturing 12/14/06**
   (Notional Market Value $50,079,475)                 30,418           160,905
December 2006 Nasdaq 100 Index Swap,
Maturing 12/28/06**
   (Notional Market Value $303,732,628)               183,621        (1,413,182)
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $353,812,103)                           (1,252,277)
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

INVERSE DYNAMIC OTC MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 57.6%
Farmer Mac*
   5.24% due 10/13/06                            $ 50,000,000     $  49,919,944
Federal Home Loan Bank*
   5.23% due 11/01/06                              50,000,000        49,782,083
   5.13% due 11/13/06                              50,000,000        49,700,750
   5.25% due 10/25/06                              25,000,000        24,916,146
Freddie Mac*
   4.97% due 10/10/06                              25,000,000        24,972,389
   5.01% due 10/17/06                              25,000,000        24,947,813
   5.13% due 10/17/06                              25,000,000        24,946,563
   5.03% due 11/21/06                              25,000,000        24,825,347
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $274,011,035)                                              274,011,035
                                                                  -------------

                                                    CONTRACTS
                                                    ---------
OPTIONS PURCHASED 0.0%
Call Options on:
   November 2006 Nasdaq 100
    Index Futures Contracts
     Expiring November 2006 with
     strike price of 2300                             150,000                --
                                                                  -------------

TOTAL OPTIONS PURCHASED
   (Cost $21,075)                                                            --
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 44.1%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $ 54,903,884        54,903,884
Lehman Brothers, Inc. at
  5.00% due 10/02/06+                              81,981,584        81,981,584
Mizuho Financial Group, Inc. at 4.95%
   due 10/02/06                                    18,301,294        18,301,294
Credit Suisse at
  4.94% due 10/02/06+                            $ 54,449,892     $  54,449,892
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $209,636,654)                                              209,636,654
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
-------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.7%
   (Cost $483,668,764)                                            $ 483,647,689
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (1.7)%                                                $  (8,094,317)
                                                                  -------------
Net Assets - 100.0%                                               $ 475,553,372

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS       GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 Nasdaq 100 Index Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $58,474,645.00)                            1,751     $    (666,981)
                                                                  -------------

                                                        UNITS
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2006 Nasdaq 100 Index Swap,
   Maturing 12/14/06**
   (Notional Market Value $524,063,978)               316,822     $  (7,865,458)
December 2006 Nasdaq 100 Index Swap,
   Maturing 12/28/06**
   (Notional Market Value $367,304,120)               222,053         1,617,947
(TOTAL NOTIONAL MARKET VALUE $891,368,098)                        $  (6,247,511)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

DYNAMIC DOW MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 71.4%

INDUSTRIALS 17.6%
   AEROSPACE & DEFENSE 9.0%
   Boeing Co.                                          16,370     $   1,290,775
   United Technologies Corp.                           16,366         1,036,786
   Honeywell International, Inc.+                      16,370           669,533
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             2,997,094
                                                                  -------------

   INDUSTRIAL CONGLOMERATES 5.4%
   3M Co.                                              16,370         1,218,255
   General Electric Co.                                16,370           577,861
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                        1,796,116
                                                                  -------------

   MACHINERY 3.2%
   Caterpillar, Inc.+                                  16,370         1,077,146
                                                                  -------------

TOTAL MACHINERY                                                       1,077,146
                                                                  -------------

TOTAL INDUSTRIALS                                                     5,870,356
                                                                  -------------

CONSUMER STAPLES 11.4%
   TOBACCO 3.8%
   Altria Group, Inc.                                  16,370         1,253,123
                                                                  -------------

TOTAL TOBACCO                                                         1,253,123
                                                                  -------------

   HOUSEHOLD PRODUCTS 3.0%
   Procter & Gamble Co.                                16,370         1,014,613
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                              1,014,613
                                                                  -------------

   FOOD & DRUG RETAILING 2.4%
   Wal-Mart Stores, Inc.                               16,370           807,368
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             807,368
                                                                  -------------

   BEVERAGES 2.2%
   Coca-Cola Co.                                       16,370           731,412
                                                                  -------------

TOTAL BEVERAGES                                                         731,412
                                                                  -------------

TOTAL CONSUMER STAPLES                                                3,806,516
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
FINANCIALS 10.7%
   DIVERSIFIED FINANCIALS 4.7%
   Citigroup, Inc.                                     16,370     $     813,098
   J.P. Morgan Chase & Co.+                            16,373           768,876
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                          1,581,974
                                                                  -------------

   INSURANCE 3.2%
   American International Group, Inc.                  16,370         1,084,676
                                                                  -------------

TOTAL INSURANCE                                                       1,084,676
                                                                  -------------

   CONSUMER FINANCE 2.8%
   American Express Co.                                16,370           918,030
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  918,030
                                                                  -------------

TOTAL FINANCIALS                                                      3,584,680
                                                                  -------------

INFORMATION TECHNOLOGY 8.1%
   COMPUTERS & PERIPHERALS 5.8%
   International Business Machines
       Corp.                                           16,370         1,341,358
   Hewlett-Packard Co.                                 16,370           600,615
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         1,941,973
                                                                  -------------

   SOFTWARE 1.3%
   Microsoft Corp.                                     16,370           447,392
                                                                  -------------

TOTAL SOFTWARE                                                          447,392
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.0%
   Intel Corp.                                         16,370           336,731
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           336,731
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          2,726,096
                                                                  -------------

CONSUMER DISCRETIONARY 6.8%
   HOTELS, RESTAURANTS & LEISURE 1.9%
   McDonald's Corp.                                    16,370           640,394
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     640,394
                                                                  -------------


--------------------------------------------------------------------------------

DYNAMIC DOW MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   SPECIALTY RETAIL 1.8%
   Home Depot, Inc.+                                   16,370     $     593,740
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  593,740
                                                                  -------------

   AUTOMOBILES 1.6%
   General Motors Corp.+                               16,370           544,466
                                                                  -------------

TOTAL AUTOMOBILES                                                       544,466
                                                                  -------------

   MEDIA 1.5%
   Walt Disney Co.                                     16,370           505,997
                                                                  -------------

TOTAL MEDIA                                                             505,997
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          2,284,597
                                                                  -------------

HEALTH CARE 6.6%
   PHARMACEUTICALS 6.6%
   Johnson & Johnson, Inc.                             16,370         1,063,068
   Merck & Co., Inc.+                                  16,370           685,903
   Pfizer, Inc.                                        16,370           464,253
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 2,213,224
                                                                  -------------

TOTAL HEALTH CARE                                                     2,213,224
                                                                  -------------

MATERIALS 3.5%
   CHEMICALS 2.1%
   E.I. du Pont de Nemours and Co.+                    16,370           701,291
                                                                  -------------

TOTAL CHEMICALS                                                         701,291
                                                                  -------------

   METALS & MINING 1.4%
   Alcoa, Inc.                                         16,369           458,987
                                                                  -------------

TOTAL METALS & MINING                                                   458,987
                                                                  -------------

TOTAL MATERIALS                                                       1,160,278
                                                                  -------------

TELECOMMUNICATION SERVICES 3.4%
   DIVERSIFIED TELECOMMUNICATION
      SERVICES 3.4%
   Verizon Communications, Inc.+                       16,366           607,670

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AT&T, Inc.+                                         16,370     $     533,007
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,140,677
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      1,140,677
                                                                  -------------

ENERGY 3.3%
   OIL & GAS 3.3%
   Exxon Mobil Corp.+                                  16,370         1,098,427
                                                                  -------------

TOTAL OIL & GAS                                                       1,098,427
                                                                  -------------

TOTAL ENERGY                                                          1,098,427
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $19,697,278)                                                23,884,851
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 38.1%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $  5,961,993         5,961,993
Lehman Brothers, Inc. at
  5.00% due 10/02/06++                              4,793,078         4,793,078
Mizuho Financial Group, Inc. at
  4.95% due 10/02/06                                1,987,331         1,987,331
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $12,742,402)                                                12,742,402
                                                                  -------------

SECURITIES LENDING COLLATERAL 11.8%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
       Bancorp                                      3,931,907         3,931,907
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,931,907)                                                     3,931,907
                                                                  =============
TOTAL INVESTMENTS 121.3%
   (Cost $36,371,587)                                             $  40,559,160
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (21.3)%                                               $  (7,116,988)
                                                                  -------------

NET ASSETS - 100.0%                                               $  33,442,172


--------------------------------------------------------------------------------

DYNAMIC DOW MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Dow Jones Industrial
Average Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $16,856,945)                                 287     $     210,592
                                                                  -------------

                                                       SHARES
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS 79.0%
   December 2006 Dow Jones Industrial
       Average Index Swap, Maturing
       12/14/06*                                        2,261     $     202,340
   (Notional Market Value $26,404,379)
                                                                  -------------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 117.3%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at 5.04% due
  10/02/06                                       $ 45,515,977     $  45,515,977
Lehman Brothers, Inc. at 5.00%
  due 10/02/06+                                    31,872,395        31,872,395
Mizuho at 4.95% due 10/02/06                       15,171,993        15,171,993
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $92,560,365)                                                92,560,365
                                                                  -------------
TOTAL INVESTMENTS 117.3%
   (Cost $92,560,365)                                             $  92,560,365
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (17.3)%                                               $ (13,676,945)
                                                                  -------------
NET ASSETS - 100.0%                                               $  78,883,420

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 Dow Jones Industrial
Average Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $23,082,855)                                 393     $     (43,654)
                                                                  -------------

                                                        UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2006 Dow Jones Industrial
Average Index Swap, Maturing 12/11/06*
   (Notional Market Value $134,201,932)                11,491     $    (806,193)
                                                                  -------------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 67.5%

FINANCIALS 15.3%
   REAL ESTATE 5.4%
   Alexandria Real Estate Equities,
       Inc.                                               470     $      44,086
   Realty Income Corp.                                  1,670            41,266
   Home Properties, Inc.                                  690            39,440
   Post Properties, Inc.                                  820            38,966
   KKR Financial Corp.                                  1,570            38,528
   Nationwide Health Properties, Inc.                   1,440            38,506
   Sunstone Hotel Investors, Inc.                       1,190            35,367
   American Home Mortgage Investment
       Corp.                                            1,010            35,219
   LaSalle Hotel Properties                               810            35,105
   Washington Real Estate Investment
       Trust                                              850            33,830
   BioMed Realty Trust, Inc.                            1,060            32,160
   Pennsylvania Real Estate
       Investment Trust                                   740            31,502
   Corporate Office Properties Trust
       SBI                                                690            30,884
   Potlatch Corp.                                         810            30,051
   Strategic Hotel Capital, Inc.                        1,450            28,826
   Trammell Crow Co.*                                     780            28,478
   Senior Housing Properties Trust                      1,240            26,462
   Mid-America Apartment Communities,
       Inc.                                               430            26,325
   Entertainment Properties Trust                         530            26,140
   Newcastle Investment Corp.                             940            25,765
   Cousins Properties, Inc.                               730            24,973
   FelCor Lodging Trust, Inc.                           1,230            24,661
   Eastgroup Properties, Inc.                             460            22,936
   Spirit Finance Corp.                                 1,910            22,175
   DiamondRock Hospitality Co.                          1,330            22,091
   Tanger Factory Outlet Centers, Inc.                    620            22,084
   Highwoods Properties, Inc.                             590            21,954
   Longview Fibre Co.                                   1,070            21,742
   Sovran Self Storage, Inc.                              390            21,665
   Glenborough Realty Trust, Inc.                         830            21,356
   Heritage Property Investment Trust                     576            21,001
   Anthracite Capital, Inc.                             1,600            20,576
   Franklin Street Properties Corp.,
       Inc.                                             1,020            20,257
   PS Business Parks, Inc.                                330            19,899

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Highland Hospitality Corp.                           1,360     $      19,489
   Equity Lifestyle Properties, Inc.                      420            19,198
   Acadia Realty Trust                                    750            19,125
   Equity Inns, Inc.                                    1,170            18,626
   Innkeepers USA Trust                                 1,050            17,105
   Impac Mortgage Holdings, Inc.                        1,760            16,491
   Deerfield Triarc Capital Corp.                       1,150            15,077
   First Potomac Realty Trust                             430            12,995
   Capital Trust, Inc. -- Class A                         230             9,368
                                                                  -------------

TOTAL REAL ESTATE                                                     1,121,750
                                                                  -------------

   BANKS 5.0%
   Cathay General Bancorp                               1,330            48,013
   Umpqua Holding Corp.                                 1,590            45,474
   Westamerica Bancorporation                             890            44,954
   UCBH Holdings, Inc.                                  2,530            44,174
   International Bancshares Corp.                       1,430            42,443
   Greater Bay Bancorp                                  1,470            41,469
   Chittenden Corp.                                     1,430            41,027
   Provident Bankshares Corp.                             920            34,086
   SVB Financial Group*                                   760            33,927
   Wintrust Financial Corp.                               670            33,601
   Sterling Financial Corp.                             1,030            33,403
   Citizens Banking Corp.                               1,270            33,350
   Pacific Capital Bancorp                              1,220            32,904
   Central Pacific Financial Corp.                        890            32,556
   Boston Private Financial Holdings,
       Inc.                                             1,130            31,504
   MB Financial Corp.                                     840            30,971
   CVB Financial Corp.                                  1,960            28,949
   First Republic Bank                                    680            28,941
   Sterling Bancshares, Inc.                            1,400            28,350
   Hanmi Financial Corp.                                1,430            28,028
   Prosperity Bancshares, Inc.                            820            27,913
   UMB Financial Corp.                                    710            25,965
   First Bancorp Puerto Rico                            2,140            23,668
   First Community Bancorp                                420            23,499
   PrivateBancorp, Inc.                                   460            21,031
   Signature Bank*                                        668            20,661
   Capitol Bancorp, Ltd.                                  460            20,470
   Banner Corp.                                           440            18,058
   Texas Capital Bancshares, Inc.*                        920            17,222
   Western Alliance Bancor, Inc.*                         480            15,792
   Old National Bancorp                                   740            14,134


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Bank of the Ozarks, Inc.                               390     $      13,209
   Preferred Bank                                         220            13,193
   Virginia Commerce Bancorp, Inc.*                       580            12,876
   Intervest Bancshares Corp.*                            290            12,632
   Wilshire Bancorp, Inc.                                 660            12,566
   Texas United Bancshares, Inc.                          370            12,206
   Placer Sierra Bancshares                               530            11,771
   Chemical Financial Corp.                               390            11,575
   National Penn Bancshares, Inc.                          --                 2
                                                                  -------------

TOTAL BANKS                                                           1,046,567
                                                                  -------------

   INSURANCE 1.7%
   Selective Insurance Group, Inc.                        640            33,670
   Delphi Financial Group, Inc. --
       Class A                                            840            33,499
   ProAssurance Corp.*                                    620            30,554
   Ohio Casualty Corp.                                  1,170            30,268
   National Financial Partners Corp.                      730            29,952
   Zenith National Insurance Corp.                        750            29,917
   LandAmerica Financial Group, Inc.                      390            25,658
   Argonaut Group, Inc.*                                  760            23,583
   RLI Corp.                                              460            23,363
   Safety Insurance Group, Inc.                           400            19,464
   Infinity Property & Casualty Corp.                     470            19,331
   Navigators Group, Inc.*                                260            12,483
   Tower Group, Inc.                                      366            12,206
   SeaBright Insurance Holdings, Inc.*                    750            10,478
   Odyssey Re Holdings Corp.                              300            10,134
   American Physicians Capital, Inc.*                     150             7,257
                                                                  -------------

TOTAL INSURANCE                                                         351,817
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 1.6%
   First Niagara Financial Group, Inc.                  2,210            32,222
   MAF Bancorp, Inc.                                      770            31,793
   Downey Financial Corp.                                 420            27,947
   FirstFed Financial Corp.*                              420            23,822
   Corus Bankshares, Inc.                               1,010            22,584
   PFF Bancorp, Inc.                                      598            22,150

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Fremont General Corp.                                1,380     $      19,306
   Harbor Florida Bancshares, Inc.                        430            19,053
   Accredited Home Lenders Holding
       Co.*                                               460            16,532
   W Holding Co., Inc.                                  2,690            15,898
   TierOne Corp.                                          460            15,608
   Triad Guaranty, Inc.*                                  300            15,351
   Flagstar Bancorp, Inc.                               1,030            14,987
   Franklin Bank Corp.*                                   690            13,717
   Ocwen Financial Corp., Inc.*                           900            13,410
   Fidelity Bankshares, Inc.                              240             9,362
   Commercial Capital Bancorp, Inc.                       440             7,014
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        320,756
                                                                  -------------

   CAPITAL MARKETS 0.8%
   Waddell & Reed Financial, Inc. --
       Class A                                          1,630            40,342
   Knight Capital Group, Inc. --
       Class A*                                         2,100            38,220
   Piper Jaffray Cos., Inc.*                              440            26,673
   Calamos Asset Management, Inc. --
       Class A                                            580            17,006
   LaBranche & Co., Inc.*                               1,630            16,903
   optionsXpress Holdings, Inc.                           490            13,661
   Apollo Investment Corp.                                570            11,691
   GFI Group, Inc.*                                       140             7,741
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   172,237
                                                                  -------------

   CONSUMER FINANCE 0.6%
   Cash America International, Inc.                       590            23,057
   World Acceptance Corp.*                                470            20,671
   Advanta Corp.                                          430            15,867
   CompuCredit Corp.*                                     520            15,709
   First Cash Financial Services,
       Inc.*                                              570            11,736
   Asta Funding, Inc.                                     270            10,122
   Advance America Cash Advance
       Centers, Inc.                                      700            10,094
   Ezcorp, Inc. -- Class A*                               260            10,057
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  117,313
                                                                  -------------

   DIVERSIFIED FINANCIALS 0.2%
   Portfolio Recovery Associates,
       Inc.*                                              400            17,548


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Financial Federal Corp.                                650     $      17,420
   International Securities Exchange,
       Inc.                                               260            12,191
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                             47,159
                                                                  -------------

TOTAL FINANCIALS                                                      3,177,599
                                                                  -------------

INFORMATION TECHNOLOGY 12.8%
   SOFTWARE 2.8%
   Sybase, Inc.*                                        1,700            41,208
   Hyperion Solutions Corp.*                            1,120            38,618
   TIBCO Software, Inc.*                                4,230            37,986
   Micros Systems, Inc.*                                  770            37,669
   Ansys, Inc.*                                           670            29,601
   Transaction Systems Architects,
       Inc. -- Class A*                                   770            26,426
   Kronos, Inc.*                                          760            25,908
   Intergraph Corp.*                                      600            25,728
   Internet Security Systems, Inc.*                       900            24,984
   MicroStrategy, Inc. -- Class A*                        240            24,439
   Macrovision Corp.*                                   1,000            23,690
   Informatica Corp.*                                   1,740            23,647
   Net 1 UEPS Technologies, Inc.*                         940            21,488
   Quest Software, Inc.*                                1,490            21,277
   Lawson Software, Inc.*                               2,920            21,170
   Nuance Communications, Inc.*                         2,480            20,262
   Advent Software, Inc.*                                 460            16,657
   Open Solutions, Inc.*                                  530            15,269
   Quality Systems, Inc.                                  340            13,189
   Progress Software Corp.*                               490            12,740
   Ultimate Software Group, Inc.*                         540            12,706
   Witness Systems, Inc.*                                 670            11,745
   i2 Technologies, Inc.*                                 580            10,863
   Aspen Technology, Inc.*                                970            10,592
   SPSS, Inc.*                                            400             9,972
   Filenet Corp.*                                         270             9,404
   Smith Micro Software, Inc.*                            490             7,046
                                                                  -------------

TOTAL SOFTWARE                                                          574,284
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   SEMICONDUCTOR & SEMICONDUCTOR
       EQUIPMENT 2.7%
   Varian Semiconductor Equipment
       Associates, Inc.*                                1,100     $      40,370
   Formfactor, Inc.*                                      880            37,074
   Cymer, Inc.*                                           730            32,054
   RF Micro Devices, Inc.*                              3,820            28,956
   Trident Microsystems, Inc.*                          1,190            27,679
   Microsemi Corp.*                                     1,380            26,013
   Silicon Image, Inc.*                                 1,910            24,295
   ATMI, Inc.*                                            830            24,128
   Zoran Corp.*                                         1,320            21,226
   Diodes, Inc.*                                          490            21,153
   Atheros Communications, Inc.*                        1,130            20,487
   ON Semiconductor Corp.*                              3,300            19,404
   OmniVision Technologies, Inc.*                       1,340            19,122
   MKS Instruments, Inc.*                                 900            18,279
   Cabot Microelectronics Corp.*                          630            18,157
   Micrel, Inc.*                                        1,870            17,933
   DSP Group, Inc.*                                       740            16,909
   Cirrus Logic, Inc.*                                  2,200            16,038
   Kulicke & Soffa Industries, Inc.*                    1,680            14,851
   Advanced Energy Industries, Inc.*                      830            14,143
   Amkor Technology, Inc.*                              2,700            13,932
   Cohu, Inc.                                             620            11,055
   Supertex, Inc.*                                        280            10,884
   Semtech Corp.*                                         850            10,846
   Veeco Instruments, Inc.*                               530            10,680
   Intevac, Inc.*                                         620            10,416
   AMIS Holdings, Inc.*                                 1,080            10,249
   Netlogic Microsystems, Inc.*                           390             9,894
   Asyst Technologies, Inc.*                              960             6,490
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           552,717
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
   Flir Systems, Inc.*                                  1,370            37,209
   Benchmark Electronics, Inc.*                         1,290            34,675
   Itron, Inc.*                                           530            29,574
   Global Imaging Systems, Inc.*                        1,150            25,380
   Rogers Corp.*                                          380            23,465
   Coherent, Inc.*                                        640            22,182


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Anixter International, Inc.                            380     $      21,459
   Rofin-Sinar Technologies, Inc.*                        350            21,270
   Littelfuse, Inc.*                                      530            18,391
   Scansource, Inc.*                                      590            17,895
   Plexus Corp.*                                          930            17,856
   Daktronics, Inc.                                       810            16,759
   Cogent, Inc.*                                        1,150            15,790
   Brightpoint, Inc.*                                   1,030            14,647
   Park Electrochemical Corp.                             460            14,573
   MTS Systems Corp.                                      440            14,230
   Electro Scientific Industries,
       Inc.*                                              610            12,566
   TTM Technologies, Inc.*                              1,040            12,168
   CTS Corp.                                              780            10,748
   SYNNEX Corp.*                                          440            10,124
   Zygo Corp., Inc.*                                      740             9,435
   Agilsys, Inc.                                          630             8,845
   Checkpoint Systems, Inc.*                              410             6,769
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                416,010
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 1.7%
   Digital River, Inc.*                                   760            38,851
   ValueClick, Inc.*                                    1,990            36,895
   aQuantive, Inc.*                                     1,440            34,013
   j2 Global Communications, Inc.*                      1,020            27,713
   RealNetworks, Inc.*                                  2,380            25,252
   EarthLink, Inc.*                                     3,150            22,900
   Digitas, Inc.*                                       2,380            22,896
   Websense, Inc.*                                      1,050            22,690
   Digital Insight Corp.*                                 680            19,938
   United Online, Inc.                                  1,550            18,879
   CNET Networks, Inc.*                                 1,660            15,903
   WebEx Communications, Inc.*                            370            14,437
   SonicWALL, Inc.*                                     1,310            14,305
   InfoSpace, Inc.*                                       690            12,724
   Vignette Corp.*                                        690             9,343
   Internap Network Services Corp.*                       610             9,284
   Click Commerce, Inc.*                                  360             8,143
   TheStreet.com, Inc.                                    630             6,703
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      360,869
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 1.6%
   Polycom, Inc.*                                       1,670            40,965
   Foundry Networks, Inc.*                              2,978            39,161

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Interdigital Communications Corp.*                   1,100     $      37,510
   CommScope, Inc.*                                     1,120            36,803
   ADTRAN, Inc.                                         1,410            33,614
   Avocent Corp.*                                         930            28,012
   Arris Group, Inc.*                                   2,250            25,785
   Redback Networks, Inc.*                              1,220            16,934
   Black Box Corp.                                        410            15,957
   Netgear, Inc.*                                         620            12,766
   ViaSat, Inc.*                                          460            11,537
   Blue Coat Systems, Inc.*                               550             9,905
   Radyne Corp., Inc.*                                    780             9,547
   Packeteer, Inc.*                                     1,000             8,610
   Sirenza Microdevices, Inc.*                            810             6,399
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          333,505
                                                                  -------------

   IT CONSULTING & SERVICES 1.2%
   CACI International, Inc. -- Class A*                   660            36,306
   MPS Group, Inc.*                                     2,170            32,789
   BISYS Group, Inc.*                                   2,460            26,715
   CSG Systems International, Inc.*                       930            24,580
   eFunds Corp.*                                          970            23,454
   Perot Systems Corp. -- Class A*                      1,660            22,891
   Talx Corp.                                             830            20,352
   Mantech International Corp. --
       Class A*                                           460            15,185
   Keane, Inc.*                                           990            14,266
   SRA International, Inc. -- Class A*                    410            12,325
   Sykes Enterprises, Inc.*                               500            10,175
   Lightbridge, Inc.*                                     800             9,376
   Euronet Worldwide, Inc.*                               278             6,825
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          255,239
                                                                  -------------

   COMPUTERS & PERIPHERALS 0.8%
   Brocade Communications Systems,
       Inc.*                                            5,310            37,489
   Palm, Inc.*                                          2,180            31,741
   Imation Corp.                                          790            31,718
   Electronics for Imaging, Inc.*                       1,100            25,168
   Komag, Inc.*                                           736            23,522


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Synaptics, Inc.*                                       540     $      13,160
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           162,798
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          2,655,422
                                                                  -------------

CONSUMER DISCRETIONARY 10.7%
   SPECIALTY RETAIL 2.8%
   Rent-A-Center, Inc.*                                 1,330            38,956
   Charming Shoppes, Inc.*                              2,610            37,271
   Aeropostale, Inc.*                                   1,240            36,245
   Men's Wearhouse, Inc.                                  960            35,722
   Regis Corp.                                            910            32,623
   Payless Shoesource, Inc.*                            1,280            31,872
   Pantry, Inc.*                                          490            27,621
   Tween Brands, Inc.*                                    720            27,072
   Gymboree Corp.*                                        640            26,995
   Group 1 Automotive, Inc.                               540            26,946
   Dress Barn, Inc.*                                    1,200            26,184
   Stage Stores, Inc.                                     800            23,472
   Pacific Sunwear of California,
       Inc.*                                            1,550            23,374
   Select Comfort Corp.*                                1,065            23,302
   Guess ?, Inc.*                                         460            22,324
   Hibbett Sporting Goods, Inc.*                          850            22,253
   Christopher & Banks Corp.                              750            22,110
   Genesco, Inc.*                                         570            19,648
   Cato Corp. -- Class A                                  890            19,500
   CSK Auto Corp.*                                      1,150            16,215
   Sonic Automotive, Inc.                                 700            16,163
   Talbots, Inc.                                          480            13,080
   Shoe Carnival, Inc.*                                   440            11,097
   Citi Trends, Inc.*                                     216             7,454
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  587,499
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 2.1%
   Jack in the Box, Inc.*                                 750            39,135
   Sonic Corp.*                                         1,660            37,533
   Ruby Tuesday, Inc.                                   1,260            35,519
   Pinnacle Entertainment, Inc.*                        1,000            28,120
   CBRL Group, Inc.                                       620            25,067
   CKE Restaurants, Inc.                                1,440            24,077
   Vail Resorts, Inc.*                                    580            23,212
   Rare Hospitality International,
       Inc.*                                              740            22,614
   Bob Evans Farms, Inc.                                  730            22,104
   CEC Entertainment, Inc.*                               690            21,742
   Domino's Pizza, Inc.                                   820            21,033

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Papa John's International, Inc.*                       560     $      20,222
   IHOP Corp.                                             430            19,930
   WMS Industries, Inc.*                                  660            19,279
   Texas Roadhouse Co., Inc.*                           1,040            12,771
   Speedway Motorsports, Inc.                             330            12,015
   Ameristar Casinos, Inc.                                550            11,940
   Landry's Restaurants, Inc.                             370            11,155
   Dover Downs Gaming &
       Entertainment, Inc.                                760             9,234
   Monarch Casino & Resort, Inc.*                         390             7,562
   Shuffle Master, Inc.*                                  250             6,753
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     431,017
                                                                  -------------

   TEXTILES & APPAREL 1.3%
   Phillips-Van Heusen Corp.                            1,030            43,023
   Wolverine World Wide, Inc.                           1,170            33,123
   Brown Shoe Co., Inc.                                   610            21,862
   K-Swiss, Inc. -- Class A                               670            20,140
   Carter's, Inc.*                                        760            20,056
   Warnaco Group, Inc.*                                 1,030            19,920
   Kellwood Co.                                           630            18,163
   Fossil, Inc.*                                          840            18,094
   Steven Madden, Ltd.                                    400            15,696
   Columbia Sportswear Co.*                               270            15,074
   Oxford Industries, Inc.                                320            13,731
   Iconix Brand Group, Inc.*                              780            12,558
   Deckers Outdoor Corp.*                                 258            12,209
   True Religion Apparel, Inc.*                           380             8,022
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                271,671
                                                                  -------------

   MEDIA 1.2%
   Catalina Marketing Corp.                               950            26,125
   Lee Enterprises, Inc.                                1,010            25,492
   Scholastic Corp.*                                      740            23,051
   Arbitron, Inc.                                         596            22,058
   Valassis Communications, Inc.*                       1,220            21,533
   RCN Corp.*                                             720            20,376
   Entercom Communications Corp.                          720            18,144
   CKX, Inc.*                                           1,380            17,181
   Interactive Data Corp.*                                850            16,958
   Westwood One, Inc.                                   1,960            13,877
   Morningstar, Inc.*                                     300            11,070
   Cumulus Media, Inc. -- Class A*                        950             9,082


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Journal Register Co.                                 1,430     $       8,108
   Citadel Broadcasting Corp.                             790             7,426
   Playboy Enterprises, Inc. -- Class B*                  750             7,058
   World Wrestling Entertainment, Inc.                    410             6,736
                                                                  -------------

TOTAL MEDIA                                                             254,275
                                                                  -------------

   HOUSEHOLD DURABLES 0.9%
   American Greetings Corp. -- Class A                  1,260            29,131
   Yankee Candle Co., Inc.                                930            27,221
   Ethan Allen Interiors, Inc.                            730            25,302
   Meritage Homes Corp.*                                  550            22,885
   Tempur-Pedic International, Inc.*                    1,330            22,836
   Furniture Brands International,
       Inc.                                             1,090            20,753
   Champion Enterprises, Inc.*                          2,164            14,932
   Interface, Inc. -- Class A*                          1,120            14,426
   Brookfield Homes Corp.                                 410            11,546
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                189,032
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Sotheby's Holdings, Inc. -- Class A                  1,178            37,979
   Strayer Education, Inc.                                300            32,463
   DeVry, Inc.*                                         1,330            28,289
   Bright Horizons Family Solutions,
       Inc.*                                              590            24,621
   Jackson Hewitt Tax Service, Inc.                       680            20,407
   Corinthian Colleges, Inc.*                           1,660            17,944
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    161,703
                                                                  -------------

   AUTO COMPONENTS 0.4%
   Tenneco Automotive, Inc.*                            1,020            23,858
   ArvinMeritor, Inc.                                   1,590            22,641
   LKQ Corp.*                                             940            20,652
   Drew Industries, Inc.*                                 400            10,104
   Aftermarket Technology Corp.*                          480             8,525
                                                                  -------------

TOTAL AUTO COMPONENTS                                                    85,780
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Marvel Entertainment, Inc.*                          1,010     $      24,381
   RC2 Corp.*                                             500            16,765
   Jakks Pacific, Inc.*                                   590            10,520
   Marinemax, Inc.*                                       410            10,435
   Oakley, Inc.                                           560             9,548
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       71,649
                                                                  -------------

   INTERNET & CATALOG RETAIL 0.3%
   Priceline.com, Inc.*                                   650            23,913
   Netflix, Inc.*                                         810            18,452
   Stamps.com, Inc.*                                      450             8,577
   PetMed Express, Inc.*                                  700             7,308
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                          58,250
                                                                  -------------

   MULTILINE RETAIL 0.3%
   Big Lots, Inc.*                                      2,150            42,592
   Bon-Ton Stores, Inc.                                   306             9,100
                                                                  -------------

TOTAL MULTILINE RETAIL                                                   51,692
                                                                  -------------

   DISTRIBUTORS 0.2%
   Building Material Holding Corp.                        800            20,816
   Keystone Automotive Industries,
       Inc.*                                              406            15,436
                                                                  -------------

TOTAL DISTRIBUTORS                                                       36,252
                                                                  -------------

   AUTOMOBILES 0.1%
   Winnebago Industries, Inc.                             710            22,280
                                                                  -------------

TOTAL AUTOMOBILES                                                        22,280
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          2,221,100
                                                                  -------------

INDUSTRIALS 9.3%
   COMMERCIAL SERVICES & SUPPLIES 2.5%
   Watson Wyatt & Co., Holdings                           870            35,600
   Waste Connections, Inc.*                               880            33,361
   Brady Corp. -- Class A                                 880            30,941
   United Stationers, Inc.*                               640            29,766
   Herman Miller, Inc.                                    740            25,315
   Resources Connection, Inc.*                            860            23,039
   John H. Harland Co.                                    630            22,964


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Korn/Ferry International, Inc.*                      1,070     $      22,406
   Banta Corp.                                            470            22,372
   Deluxe Corp.                                         1,270            21,717
   Advisory Board Co.*                                    410            20,713
   Mine Safety Appliances Co.                             580            20,671
   FTI Consulting, Inc.*                                  810            20,299
   Viad Corp.                                             570            20,184
   American Reprographics Co.*                            570            18,274
   Administaff, Inc.                                      530            17,861
   Labor Ready, Inc.*                                   1,080            17,204
   Heidrick & Struggles
       International, Inc.*                               420            15,120
   CoStar Group, Inc.*                                    350            14,462
   Consolidated Graphics, Inc.*                           230            13,839
   Clean Harbors, Inc.*                                   310            13,501
   Rollins, Inc.                                          570            12,033
   Amrep Corp. PLC -- SP ADR                              230            11,240
   School Specialty, Inc.*                                270             9,528
   Kenexa Corp. -- Class A*                               350             8,827
   ICT Group, Inc.*                                       270             8,497
   Volt Information Sciences, Inc.*                       220             7,821
   Spherion Corp.*                                      1,070             7,651
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    525,206
                                                                  -------------

   MACHINERY 1.8%
   Navistar International Corp.*                        1,400            36,148
   Mueller Industries, Inc.                               890            31,301
   Actuant Corp. -- Class A                               590            29,559
   Wabtec Corp.                                           930            25,231
   Nordson Corp.                                          630            25,112
   Briggs & Stratton Corp.                                850            23,417
   Kaydon Corp.                                           580            21,472
   Watts Industries, Inc. -- Class A                      670            21,279
   Freightcar America, Inc.                               348            18,444
   NACCO Industries, Inc. -- Class A                      130            17,668
   Albany International Corp. -- Class A                  540            17,183
   Barnes Group, Inc.                                     910            15,980
   EnPro Industries, Inc.*                                460            13,828
   Bucyrus International, Inc. --
       Class A                                            310            13,150
   Middleby Corp.*                                        140            10,788
   American Science & Engineering,
       Inc.*                                              200             9,704

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Ampco-Pittsburgh Corp. PLC -- SP ADR                   310     $       9,588
   Accuride Corp.*                                        870             9,579
   Dynamic Materials Corp.                                280             9,078
   Astec Industries, Inc.*                                340             8,585
   Columbus McKinnon Corp. -- Class A*                    350             6,310
                                                                  -------------

TOTAL MACHINERY                                                         373,404
                                                                  -------------

   ELECTRICAL EQUIPMENT 1.1%
   Acuity Brands, Inc.                                    880            39,952
   General Cable Corp.*                                   940            35,917
   Belden CDT, Inc.                                       910            34,789
   Genlyte Group, Inc.*                                   460            32,752
   Regal-Beloit Corp.                                     680            29,580
   Woodward Governor Co.                                  650            21,801
   A.O. Smith Corp.                                       440            17,349
   Superior Essex, Inc.*                                  430            14,728
   Lamson & Sessions Co., Inc.*                           380             9,052
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              235,920
                                                                  -------------

   AEROSPACE & DEFENSE 1.0%
   Teledyne Technologies, Inc.*                           680            26,928
   Hexcel Corp.*                                        1,870            26,460
   Moog, Inc. -- Class A*                                 760            26,342
   BE Aerospace, Inc.*                                  1,190            25,097
   Ceradyne, Inc.*                                        564            23,175
   Orbital Sciences Corp.*                              1,180            22,149
   Triumph Group, Inc.                                    390            16,516
   United Industrial Corp.                                240            12,840
   Ladish Co., Inc.*                                      330             9,530
   EDO Corp.                                              410             9,381
   Esterline Technologies Corp.*                          270             9,115
   Herley Industries, Inc.*                               570             7,057
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               214,590
                                                                  -------------

   BUILDING PRODUCTS 0.6%
   NCI Building Systems, Inc.*                            410            23,850
   Universal Forest Products, Inc.                        450            22,072
   Simpson Manufacturing Co., Inc.                        810            21,894
   ElkCorp                                                420            11,403
   Builders FirstSource, Inc.*                            620             9,443
   American Woodmark Corp.                                280             9,433
   Ameron International Corp.                             130             8,637
   PW Eagle, Inc.                                         280             8,403


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Insteel Industries, Inc.                               350     $       6,955
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 122,090
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.5%
   EMCOR Group, Inc.*                                     670            36,743
   Granite Construction, Inc.                             680            36,278
   Washington Group International,
       Inc.                                               600            35,316
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        108,337
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.5%
   Watsco, Inc.                                           550            25,306
   Beacon Roofing Supply, Inc.*                         1,160            23,478
   UAP Holding Corp.                                    1,070            22,866
   Applied Industrial Technologies,
       Inc.                                               915            22,326
   BlueLinx Holdings, Inc.                                660             6,283
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  100,259
                                                                  -------------

   ROAD & RAIL 0.5%
   Genesee & Wyoming, Inc. -- Class A*                    940            21,827
   Arkansas Best Corp.                                    500            21,515
   Heartland Express, Inc.                              1,240            19,443
   Knight Transportation, Inc.                          1,120            18,984
   Amerco, Inc.*                                          210            15,572
                                                                  -------------

TOTAL ROAD & RAIL                                                        97,341
                                                                  -------------

   AIR FREIGHT & COURIERS 0.4%
   EGL, Inc.*                                             610            22,228
   Pacer International, Inc.                              720            19,987
   HUB Group, Inc. -- Class A*                            870            19,819
   Atlas Air Worldwide Holdings Co.,
       Inc.*                                              430            18,714
   Forward Air Corp.                                      200             6,618
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                             87,366
                                                                  -------------

   AIRLINES 0.4%
   SkyWest, Inc.                                        1,360            33,347
   AirTran Holdings, Inc.*                              1,710            16,963
   Republic Airways Holdings, Inc.*                       870            13,502

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   ExpressJet Holdings, Inc.*                           1,450     $       9,585
                                                                  -------------

TOTAL AIRLINES                                                           73,397
                                                                  -------------

TOTAL INDUSTRIALS                                                     1,937,910
                                                                  -------------

HEALTH CARE 8.3%
   HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
   Hologic, Inc.*                                         950            41,344
   Mentor Corp.                                           740            37,288
   Steris Corp.                                         1,360            32,722
   Immucor, Inc.*                                       1,460            32,719
   Kyphon, Inc.*                                          866            32,406
   Varian, Inc.*                                          670            30,733
   Bio--Rad Laboratories, Inc. -- Class
       A*                                                 430            30,414
   Illumina, Inc.*                                        910            30,066
   Haemonetics Corp.*                                     580            27,144
   West Pharmaceutical Services, Inc.                     630            24,740
   American Medical Systems Holdings,
       Inc.*                                            1,320            24,328
   Dionex Corp.*                                          470            23,942
   ArthroCare Corp.*                                      510            23,899
   Lifecell Corp.*                                        730            23,521
   PolyMedica Corp.                                       540            23,117
   DJ Orthopedics, Inc.*                                  530            22,011
   Thoratec Corp.*                                      1,250            19,512
   Biosite, Inc.*                                         400            18,492
   Integra LifeSciences Holdings
       Corp.*                                             470            17,616
   Palomar Medical Technologies, Inc.*                    410            17,302
   ICU Medical, Inc.*                                     330            15,008
   Conmed Corp.*                                          580            12,244
   Orasure Technologies, Inc.*                          1,450            11,658
   Abaxis, Inc.*                                          490            11,461
   SurModics, Inc.*                                       310            10,887
   Meridian Bioscience, Inc.                              460            10,815
   Quidel Corp.*                                          760            10,731
   PharmaNet Development Group, Inc.*                     530            10,298
   Candela Corp.*                                         930            10,146
   Zoll Medical Corp.*                                    200             7,178
   Molecular Devices Corp.*                               370             6,841
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  650,583
                                                                  -------------


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   BIOTECHNOLOGY 2.1%
   OSI Pharmaceuticals, Inc.*                           1,070     $      40,157
   ICOS Corp.*                                          1,400            35,084
   Myogen, Inc.*                                          950            33,326
   Alkermes, Inc.*                                      2,100            33,285
   BioMarin Pharmaceuticals, Inc.*                      1,860            26,468
   United Therapeutics Corp.*                             500            26,270
   Cubist Pharmaceuticals, Inc.*                        1,130            24,566
   Digene Corp.*                                          500            21,575
   Myriad Genetics, Inc.*                                 860            21,199
   Nuvelo, Inc.*                                        1,160            21,158
   Martek Biosciences Corp.*                              950            20,435
   Telik, Inc.*                                         1,140            20,281
   Pharmion Corp.*                                        750            16,163
   Senomyx, Inc.*                                         900            13,833
   Progenics Pharmaceuticals, Inc.*                       570            13,372
   Alnylam Pharmaceuticals, Inc.*                         780            11,240
   Savient Pharmaceuticals, Inc.*                       1,540            10,025
   Tanox, Inc.*                                           750             8,865
   Keryx Biopharmaceuticals, Inc.*                        730             8,636
   BioCryst Pharmaceuticals, Inc.*                        690             8,604
   Alexion Pharmaceuticals, Inc.*                         240             8,155
   Renovis, Inc.*                                         470             6,467
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     429,164
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 2.0%
   Psychiatric Solutions, Inc.*                         1,050            35,795
   Magellan Health Services, Inc.*                        790            33,654
   AMERIGROUP Corp.*                                    1,120            33,096
   Sunrise Senior Living, Inc.*                         1,060            31,662
   Owens & Minor, Inc.                                    770            25,325
   United Surgical Partners
       International, Inc.*                               930            23,092
   inVentiv Health, Inc.*                                 680            21,780
   Apria Healthcare Group, Inc.*                        1,100            21,714
   Chemed Corp.                                           560            18,066
   Per-Se Technologies, Inc.*                             790            17,996
   LCA-Vision, Inc.                                       410            16,937
   Centene Corp.*                                         970            15,947
   Amedisys, Inc.*                                        370            14,678
   HealthExtras, Inc.*                                    500            14,155

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   PRA International*                                     520     $      13,879
   The Trizetto Group, Inc.*                              860            13,020
   Gentiva Health Services, Inc.*                         780            12,823
   Molina Healthcare, Inc.*                               260             9,194
   Computer Programs & Systems, Inc.                      280             9,176
   Omnicell, Inc.*                                        500             8,945
   Phase Forward, Inc.*                                   630             7,522
   Odyssey HealthCare, Inc.*                              530             7,515
   Air Methods Corp. -- SP ADR*                           310             7,316
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  413,287
                                                                  -------------

   PHARMACEUTICALS 1.1%
   Valeant Pharmaceuticals
       International                                    1,860            36,791
   MGI Pharma, Inc.*                                    1,530            26,331
   Perrigo Co.                                          1,480            25,116
   KV Pharmaceutical Co.*                                 970            22,989
   Viropharma, Inc.*                                    1,820            22,150
   Alpharma, Inc. -- Class A                              910            21,285
   Noven Pharmaceuticals, Inc.*                           620            14,954
   Sciele Pharma, Inc.*                                   760            14,318
   Kendle International, Inc.*                            350            11,207
   Pain Therapeutics, Inc.*                             1,210            10,430
   Bradley Pharmaceuticals, Inc.*                         600             9,552
   New River Pharmaceuticals, Inc.*                       360             9,263
   CNS, Inc.                                              300             8,469
   Medicis Pharmaceutical Corp. --
       Class A                                            240             7,764
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   240,619
                                                                  -------------

TOTAL HEALTH CARE                                                     1,733,653
                                                                  -------------

ENERGY 3.5%
   OIL & GAS 1.8%
   Houston Exploration Co.*                               540            29,781
   Giant Industries, Inc.*                                320            25,984
   Swift Energy Co.*                                      580            24,256
   Penn Virginia Corp.                                    380            24,096
   Stone Energy Corp.*                                    590            23,883
   World Fuel Services Corp.                              590            23,865
   Comstock Resources, Inc.*                              810            21,992
   USEC, Inc.                                           2,180            21,015
   Alpha Natural Resources, Inc.*                       1,266            19,952


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Berry Petroleum Co. -- Class A                         690     $      19,430
   Atlas America, Inc.*                                   430            18,352
   Parallel Petroleum Corp.*                              796            15,968
   PetroHawk Energy Corp.*                              1,430            14,843
   Carrizo Oil & Gas, Inc.*                               540            13,927
   Petroleum Development Corp.*                           340            13,563
   Vaalco Energy, Inc.*                                 1,680            12,062
   Crosstex Energy, Inc.                                  120            10,748
   Energy Partners Ltd.*                                  370             9,121
   Harvest Natural Resources, Inc.*                       850             8,798
   Alon USA Energy, Inc.                                  280             8,257
   GMX Resources, Inc.*                                   230             7,220
   Edge Petroleum Corp.*                                  370             6,094
                                                                  -------------

TOTAL OIL & GAS                                                         373,207
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 1.7%
   Hanover Compressor Co.*                              1,960            35,711
   Universal Compression Holdings,
       Inc.*                                              650            34,742
   Lone Star Technologies, Inc.*                          700            33,866
   NS Group, Inc.*                                        490            31,630
   Grey Wolf, Inc.*                                     4,340            28,991
   Oil States International, Inc.*                        960            26,400
   Atwood Oceanics, Inc.*                                 580            26,083
   W-H Energy Services, Inc.*                             600            24,882
   Hydril Co.*                                            380            21,303
   Parker Drilling Co.*                                 2,890            20,461
   Dril-Quip, Inc.*                                       280            18,950
   Input/Output, Inc.*                                  1,830            18,172
   Lufkin Industries, Inc.                                340            17,993
   Trico Marine Services, Inc.*                           280             9,450
   Natco Group, Inc.*                                     310             8,928
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       357,562
                                                                  -------------

TOTAL ENERGY                                                            730,769
                                                                  -------------

MATERIALS 3.0%
   METALS & MINING 1.2%
   Oregon Steel Mills, Inc.*                              710            34,698
   Cleveland-Cliffs, Inc.                                 870            33,156
   Aleris International, Inc.*                            640            32,346
   Chaparral Steel Co.*                                   920            31,335
   Coeur d'Alene Mines Corp.*                           5,900            27,789
   AK Steel Holding Corp.*                              2,230            27,072

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Schnitzer Steel Industries, Inc. --
       Class A                                            620     $      19,555
   Quanex Corp.                                           630            19,121
   RTI International Metals, Inc.*                        430            18,739
   Ryerson Tull, Inc.                                     670            14,666
                                                                  -------------

TOTAL METALS & MINING                                                   258,477
                                                                  -------------

   CHEMICALS 1.2%
   Hercules, Inc.*                                      2,156            34,000
   OM Group, Inc.*                                        640            28,122
   H.B. Fuller Co.                                      1,110            26,018
   NewMarket Corp.                                        400            23,264
   Georgia Gulf Corp.                                     828            22,704
   PolyOne Corp.*                                       2,510            20,908
   Olin Corp.                                           1,350            20,736
   Spartech Corp.                                         770            20,613
   Rockwood Holdings, Inc.*                               810            16,184
   A. Schulman, Inc.                                      650            15,281
   Pioneer Cos., Inc.*                                    390             9,559
   Zoltek Cos., Inc.*                                     260             6,643
                                                                  -------------

TOTAL CHEMICALS                                                         244,032
                                                                  -------------

   CONTAINERS & PACKAGING 0.4%
   AptarGroup, Inc.                                       670            34,090
   Greif, Inc. -- Class A                                 350            28,038
   Silgan Holdings, Inc.                                  520            19,531
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                             81,659
                                                                  -------------

   CONSTRUCTION MATERIALS 0.2%
   Headwaters, Inc.*                                    1,040            24,284
   U S Concrete, Inc.*                                  1,640            10,676
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                             34,960
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.0%
   Deltic Timber Corp.                                    200             9,532
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                             9,532
                                                                  -------------

TOTAL MATERIALS                                                         628,660
                                                                  -------------

UTILITIES 2.1%
   ELECTRIC UTILITIES 1.0%
   Westar Energy, Inc.                                  1,630            38,321
   IDACORP, Inc.                                          870            32,895


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Cleco Corp.                                          1,290     $      32,560
   Allete, Inc.                                           560            24,332
   El Paso Electric Co.*                                1,060            23,680
   Unisource Energy Corp.                                 680            22,664
   Otter Tail Power Co.                                   670            19,591
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                194,043
                                                                  -------------

   GAS UTILITIES 0.9%
   Piedmont Natural Gas Co.                             1,470            37,206
   Nicor, Inc.                                            840            35,918
   Southwest Gas Corp.                                    870            28,988
   WGL Holdings, Inc.                                     740            23,191
   Northwest Natural Gas Co.                              550            21,604
   South Jersey Industries, Inc.                          680            20,339
   Laclede Group, Inc.                                    470            15,078
                                                                  -------------

TOTAL GAS UTILITIES                                                     182,324
                                                                  -------------

   MULTI-UTILITIES 0.2%
   Avista Corp.                                           950            22,496
   PNM Resources, Inc.                                    780            21,505
                                                                  -------------

TOTAL MULTI-UTILITIES                                                    44,001
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 0.0%
   Ormat Technologies, Inc.                               190             6,217
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                         6,217
                                                                  -------------

TOTAL UTILITIES                                                         426,585
                                                                  -------------

CONSUMER STAPLES 1.7%
   FOOD PRODUCTS 0.7%
   Flowers Foods, Inc.                                  1,050            28,224
   Ralcorp Holdings, Inc.*                                510            24,598
   Lancaster Colony Corp.                                 500            22,380
   Tootsie Roll Industries, Inc.                          730            21,396
   Hain Celestial Group, Inc.*                            720            18,403
   Seaboard Corp.                                          10            12,050
   Imperial Sugar Co., Inc.                               300             9,336
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     136,387
                                                                  -------------

   FOOD & DRUG RETAILING 0.5%
   Longs Drug Stores Corp.                                670            30,827
   United Natural Foods, Inc.*                            890            27,581
   Central European Distribution
       Corp.*                                             730            17,089

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Wild Oats Markets, Inc.*                               620     $      10,025
   Nash Finch Co.                                         390             9,177
   Andersons, Inc.                                        260             8,879
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             103,578
                                                                  -------------

   PERSONAL PRODUCTS 0.4%
   NBTY, Inc.*                                          1,160            33,953
   Chattem, Inc.*                                         440            15,453
   American Oriental Bioengineering,
       Inc. PLC -- SP ADR*                              1,790            10,883
   Elizabeth Arden, Inc.*                                 640            10,343
   Prestige Brands Holdings, Inc. --
       Class A*                                           920            10,249
   USANA Health Sciences, Inc.*                           170             7,580
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                  88,461
                                                                  -------------

   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*                            480            23,165
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                 23,165
                                                                  -------------

   BEVERAGES 0.0%
   MGP Ingredients, Inc.                                  280             5,955
                                                                  -------------

TOTAL BEVERAGES                                                           5,955
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  357,546
                                                                  -------------

TELECOMMUNICATION SERVICES 0.8%
   DIVERSIFIED TELECOMMUNICATION
       SERVICES 0.6%
   Time Warner Telecom, Inc. -- Class A*                1,500            28,515
   Cincinnati Bell, Inc.*                               5,160            24,871
   Commonwealth Telephone
       Enterprises, Inc.                                  580            23,914
   Iowa Telecommunications Services,
       Inc.                                               800            15,832
   Golden Telecom, Inc.                                   460            13,915
   CT Communications, Inc.                                570            12,380
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            119,427
                                                                  -------------


--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Dobson Communications Corp. --
       Class A*                                         2,980     $      20,920
   iPCS, Inc. -- Class A*                                 370            19,813
   USA Mobility, Inc.                                     670            15,303
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                56,036
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        175,463
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $13,233,086)                                                14,044,707
                                                                  -------------

                                                    FACE
                                                  AMOUNT
---------------------------------------------------------
REPURCHASE AGREEMENTS 55.2%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
    5.04% due 10/02/06                           $  6,886,308         6,886,308
Lehman Brothers, Inc. at
    5.00% due 10/02/06                              2,124,294         2,124,294
Mizuho Financial Group, Inc. at 4.95%
    due 10/02/06                                    2,295,436         2,295,436
Credit Suisse at
  4.94% due 10/02/06+                                 181,121           181,121
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $11,487,159)                                                11,487,159
                                                                  -------------

TOTAL INVESTMENTS 122.7%
   (Cost $24,720,245)                                             $  25,531,866
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (22.7)%                                               $  (4,728,660)
                                                                  -------------

NET ASSETS - 100.0%                                               $  20,803,206

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $17,371,620)                                 238     $     215,817
                                                                  -------------

                                                                     UNREALIZED
                                                        UNITS              LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2006 Russell 2000 Index
Swap, Maturing 11/21/06
   (Notional Market Value $7,765,175)                  10,702     $     (55,446)
December 2006 Russell 2000 Index
Swap, Maturing 12/28/06
   (Notional Market Value $2,254,497)                   3,107           (21,930)
(TOTAL NOTIONAL MARKET VALUE $10,019,671)                         $     (77,376)
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

INVERSE DYNAMIC RUSSELL 2000 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2006
--------------------------------------------------------------------------------


                                            FACE               MARKET
                                          AMOUNT                VALUE
---------------------------------------------------------------------
REPURCHASE AGREEMENTS
76.2%
UBS, Inc. at
  5.04% due 10/02/06                $ 31,409,368         $ 31,409,368
Lehman Brothers, Inc. at
  5.00% due 10/02/06                   9,689,190            9,689,190
Mizuho at
  4.95% due 10/02/06                  10,469,790           10,469,790
                                                         ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $51,568,348)                                       51,568,348
                                                         ------------
TOTAL INVESTMENTS 76.2%
  (Cost $51,568,348)                                     $ 51,568,348
                                                         ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 23.8%                                    $ 16,072,240
                                                         ------------
NET ASSETS - 100.0%                                      $ 67,640,588
---------------------------------------------------------------------
                                                           UNREALIZED
                                       CONTRACTS                 GAIN
---------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 Russell 2000
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $27,298,260)                     374         $    219,601
                                                         ------------
                                           UNITS
                                          -------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
November 2006 Russell 2000
Index Swap, Maturing 11/21/06*
  (National Market Value
  $106,810,720)                          147,205         $    262,747
                                                         ------------
  * Price Return based on Russell 2000 Index +/- financing at a variable rate.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Funds's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on November 3, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 3, 2006


                                            /S/ Carl G. Verboncoeur
                                            -----------------------
                                            Carl G. Verboncoeur
                                            President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 3, 2006


                                            /S/ Nick Bonos
                                            --------------
                                            Nick Bonos
                                            Vice President & Treasurer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)    Rydex Dynamic Funds
             ---------------------------------------------------

By (Signature and Title)* /S/ Carl G. Verboncoeur
                          --------------------------------------
                          Carl G. Verboncoeur, President

Date                          November 3, 2006
     -----------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ Carl G. Verboncoeur
                          --------------------------------------
                          Carl G. Verboncoeur, President

Date November 3, 2006
     -----------------------------------------------------------

By (Signature and Title)* /S/ Nick Bonos
                          --------------------------------------
                          Nick Bonos, Vice President & Treasurer

Date                          November 3, 2006
     -----------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.